UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2023
Annual
Report
Fund Name Class A Class C Class I
Nuveen Kansas Municipal Bond Fund FKSTX FAFOX FRKSX
Nuveen Kentucky Municipal Bond Fund FKYTX FKCCX FKYRX
Nuveen Michigan Municipal Bond Fund FMITX FAFNX NMMIX
Nuveen Missouri Municipal Bond Fund FMOTX FAFPX FMMRX
Nuveen Ohio Municipal Bond Fund FOHTX FAFMX NXOHX
Nuveen Wisconsin Municipal Bond Fund FWIAX FWCCX FWIRX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 11
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 13
Yields 32
Expense Examples 34
Report of Independent Registered Public Accounting Firm 36
Portfolios of Investments 37
Statement of Assets and Liabilities 83
Statement of Operations 87
Statement of Changes in Net Assets 89
Financial Highlights 92
Notes to Financial Statements 104
Important Tax Information 118
Additional Fund Information 119
Glossary of Terms Used in this Report 120
Annual Investment Management Agreement Approval Process 121
Liquidity Risk Management Program 128
Trustees and Officers 129

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to May
2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, then left the rate unchanged in June 2023, marking the fastest interest rate hiking cycle in its history.
Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in 2022 overall compared to 2021 and expanded at a moderate pace of 2.0% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First Republic Bank) and
major European bank Credit Suisse in March 2023 is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the U.S. debt ceiling faded after the government agreed in June
2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
July 21, 2023

Important Notices
For Shareholders of
Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.
For the Shareholders of the Nuveen Wisconsin Municipal Bond Fund
Fund Closure
Effective September 27, 2019, Nuveen Wisconsin Municipal Bond Fund closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.

Portfolio Managers’
Comments

Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Portfolio managers include Steven M. Hlavin for the Nuveen Kansas Municipal Bond Fund and
Nuveen Wisconsin Municipal Bond Fund, Daniel J . Close, CFA, for the Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan
Municipal Bond Fund and Nuveen Ohio Municipal Bond Fund, and Christopher L. Drahn , CFA, for the Nuveen Missouri Municipal
Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2023. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2023?
U.S. economic growth continued to moderate amid high inflation and tightening financial conditions during the twelve-month period ended May 31, 2023. In the first quarter of 2023, the economy expanded at an annualized rate of 2%, according to the
U.S. Bureau of Economic Analysis, compared to 2.1% in 2022 overall. At the start of the reporting period, inflation rose sharply because of supply chain disruptions and high food and energy prices related to the pandemic, the Russia-Ukraine war and China’s zero-COVID restrictions (eventually lifted in December 2022). Inflation during the reporting period reached its peak level in the U.S.
in June 2022. Since then, price pressures have eased given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, inflation levels remained much higher than central banks’ target levels.
The Fed raised its target fed funds rate eight times during the reporting period, bringing it to a range of 5.00% to 5.25% as of May
2023. At the June 2023 meeting (subsequent to the close of this reporting period), the Fed opted to leave rates unchanged. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and
Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023,
Swiss bank UBS agreed to buy Credit Suisse, which was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and
U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of May 2023, the unemployment rate remained near its pre-pandemic low of 3.7%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the
U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields rose across the maturity spectrum, but the move was uneven. The greatest increase in yields was at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Yields at the long end of the municipal curve also rose significantly, but intermediate and intermediate-long maturities saw relatively smaller yield increases. Overall, shorter maturities generally outperformed longer maturities during the reporting period. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds, particularly in the first half of the reporting period. Fund flows have stabilized and began to improve in 2023. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.

Portfolio Managers’ Comments
(continued)

What were the economic and market environments in Kansas, Kentucky Michigan, Missouri, Ohio and Wisconsin during the twelve-month reporting period ended May 31, 2023?
Kansas’ economic growth lagged that of the nation over most of the last decade. However, the state outperformed in nominal terms during 2022 because of its relative exposure to agriculture. As of May 2023, the unemployment rate was 2.9%, below the national unemployment rate of 3.7%. Kansas has stabilized its fiscal position over the last several years and has grown reserves to over five times its pre-pandemic balance. As of fiscal year 2022, (July 1, 2021, to June 30, 2022), Kansas reported a $1.3 billion general fund surplus and $2.5 billion in available reserves, or 25.5% of revenue. As of May 2022, Moody’s maintained an Aa2 rating and stable outlook on the state of Kansas. S&P also maintained its AA- rating and stable outlook. Kansas municipal bond new issuance totaled
$1.7 billion for the twelve-month period ended May 31, 2023, a 59.8% decrease from the same period a year earlier.
Kentucky’s economy is relatively diverse, but has a higher emphasis on manufacturing and trade, transportation, and utilities relative to the rest of the nation. As of May 2023, the state’s unemployment rate was 3.8%, compared to the national unemployment rate of 3.7%. Kentucky is a favorable location for distribution centers, and the state has benefited from significant investment in the production of electric vehicles (EV) and EV batteries. A post-pandemic surge in tax collections led to the state’s highest revenue surpluses on record in 2021 and 2022. General fund receipts are on pace to result in a third consecutive year with a budget surplus more than $1 billion for fiscal year 2023. Kentucky’s enacted 2023-2024 biennial budget included $14.2 billion in general fund spending for fiscal year 2024, a 0.6% increase over the prior year. The budget also included a decrease in the individual income tax rate from 5.0% to 4.5%. Kentucky does not have any outstanding general obligation debt, but the implied general obligation ratings and outlooks for the state from Moody’s as of May 2023 were Aa3 (stable). On June 29, 2023 (subsequent to the close of the reporting period), S&P upgraded its rating and outlook from A (stable) to A+ (stable) . Kentucky municipal bond new issuance totaled $2.3 billion for the twelve-month period ended May 31, 2023, a 48% decrease from the same period a year earlier.
Michigan’s economy and tax revenues continued to rebound in 2022. Employment growth, a stable unemployment rate, and strong tax revenue growth have bolstered the state’s fiscal stability in the last few years, and these trends are projected to continue into
2023, though at a more modest pace. The state’s real GDP grew by 1.8% in 2022, slightly below the national average. Motor vehicle production grew strongly in 2022 but was constrained by supply disruptions. Michigan lost 1 million jobs during the pandemic but recovered 94% of jobs lost by the end of 2022. As of May 2023, the state’s unemployment rate was 3.7%, in line with the national rate. Wage and salary employment in the state is projected to increase by less than 1% annually in the next three years. The state received $3.8 billion in state and local funding under the CARES Act and $10.3 billion in state and local funding under the American
Rescue Plan Act (ARPA) of 2021. The state plans to appropriate all remaining ARPA funding in fiscal year 2024. As of May 2023,
Moody’s and S&P rated Michigan general obligation debt at Aa1 and AA, respectively. Michigan municipal bond new issuance totaled $6.5 billion for the twelve-month period ended May 31, 2023, a 47.5% decrease from the same period a year earlier.
Missouri’s economic and job growth lagged the nation and most of its Midwestern peers for the period ending May 31, 2023.
However, as of May 2023, the state’s unemployment rate of 2.5% was lower than the national rate of 3.7%. Fiscal year 2022 (July
1, 2021, to June 30, 2022) concluded with a $4.0 billion general fund surplus, which bolstered available reserves to roughly $7.5 billion. The state continued to experience favorable tax revenue growth, with general tax revenues up 5.3% year-to-date through
May 2023 compared to May 2022. As of May 2023, Moody’s, S&P and Fitch rated Missouri general obligation debt at Aaa/AAA/
AAA with stable outlooks. Missouri municipal bond new issuance totaled $5.0 billion for the twelve-month period ended May 31,
2023, a 19% decrease from the same period a year earlier.
Ohio has a large and diverse economy, although the manufacturing sector accounts for an outsized 12.2% of the workforce, compared to 8.5% for the nation. As a result, Ohio’s economy tends to fluctuate with business cycle swings. Overall, job growth in the state has been slow. As of May 2023, the Ohio unemployment rate was 3.6%, compared to the national rate of 3.7%. Financially, the state has robust reserves that reflect a rise in income tax and sales tax revenues in the past two years and conservative budgeting. The state ended fiscal year 2022 (July 1, 2021, to June 30, 2022) with a 29.6% increase in the total general fund balance.
Following a $727 million deposit in January 2023, the state’s budget stabilization fund totals a record-high $3.5 billion, equal to the statutory target of 8.5% of prior-year general revenue fund revenues. The governor has proposed a biennial budget that is based on a conservative forecast and is structurally balanced. Spending from the general revenue fund totals $42.3 billion in fiscal year 2024, a
3.7% increase over fiscal year 2023, and $44.6 billion in fiscal year 2025, a 5.4% increase over fiscal year 2024. The budget assumes a general revenue ending balance of $884 million in fiscal year 2024 and $549 million in fiscal year 2025. As of May 2023, Moody’s and S&P rated Ohio general obligation debt Aa1 and AA+, respectively, while Fitch upgraded Ohio’s rating to AAA in September
2022. Ohio municipal bond new issuance totaled $5.6 billion for the twelve-month period ended May 31, 2023, a 45% decrease from the same period a year earlier.
Wisconsin’s economic expansion slightly trailed the national average in recent years, but an increase in diversification and a record of fiscal discipline have helped the state maintain credit quality. As of May 2023, the state’s unemployment rate was 2.4%, below the national rate of 3.7%. The state’s labor participation rate is well above average, making for a labor market that is tighter than average. Wisconsin’s budget has outperformed expectations, requiring multiple revenue revisions and enabling the state to implement tax cuts. The state has historically maintained modest reserve levels, but significant contributions in recent years have put the rainy day fund on a path to exceed $2 billion by the end of fiscal year 2024. As of May 2023, Wisconsin’s general obligation debt carried ratings of Aa1 from Moody’s and AA+ from S&P. Wisconsin municipal bond new issuance totaled $8.8 billion for the twelve-
month period ended May 31, 2023, a 20% decline from the same period a year earlier.
Nuveen Kansas Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Kansas state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The portfolio management team also reinvested proceeds from bond calls and maturities into higher-yielding bonds in support of the Fund’s income.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Kansas Municipal Bond Fund underperformed the S&P Municipal Bond Kansas Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Kansas Index.
The primary detractor from the Fund’s relative performance during the reporting period was its duration positioning. With the Fed rapidly raising short-term interest rates during the reporting period, the Fund’s overweight to longer-duration bonds made it more sensitive to rising interest rates and detracted. Another detractor from relative performance was the Fund’s exposure to lower rated bonds. With higher rated bonds generally outperforming their lower rated counterparts during the reporting period, the Fund’s increased exposure to bonds rated BBB and below investment grade hampered relative performance. Additionally, the Fund’s underweight to local general obligation bonds, a category that outperformed, weighed on relative performance.
The Fund’s underperformance was partially offset by an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of
Vistra. In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.
For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Nuveen Kentucky Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Kentucky state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Additionally, the portfolio management team bought higher-coupon, longer-maturity bonds alongside shorter-maturity bonds as part of a “barbell” strategy to manage the Fund’s duration.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Kentucky Municipal Bond Fund underperformed the S&P Municipal Bond Kentucky Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Kentucky Index.
Duration positioning was the largest detractor from the Fund’s relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and corresponding underweight to shorter-duration securities made it more sensitive to rising interest rates and detracted. The Fund’s credit quality positioning also detracted from relative performance. With higher rated bonds generally outperforming their lower rated counterparts during the reporting period, the Fund’s overweight in non-rated bonds detracted. The Fund’s sector allocation, especially allocations to industrial development revenue and education bonds also detracted.
Partially offsetting the Fund’s relative performance was favorable security selection. In addition, an overweight to tax-supported bonds, which outperformed, added value.
Nuveen Michigan Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Michigan state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Additionally, the portfolio management team bought higher-coupon, longer-maturity bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Michigan Municipal Bond Fund underperformed the S&P Municipal Bond Michigan Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Michigan Index.
Duration positioning was the largest detractor from relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities and corresponding underweight to shorter-
duration securities made it more sensitive to rising interest rates and detracted. Another detractor from relative performance was the
Fund’s allocation to health care bonds.
Partially offsetting the Fund’s relative performance were favorable security selection and credit quality positioning.
Nuveen Missouri Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Missouri state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. In addition, the portfolio management team also focused on boosting the
Fund’s income for dividend distribution. Additionally, the portfolio management team sold bonds with near-term call dates that were trading close to their par value in order to improve the Fund’s total risk/return profile.

How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Missouri Municipal Bond Fund underperformed the S&P Municipal Bond Missouri Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Missouri Index.
Duration positioning was the largest detractor from the Fund’s relative performance. With the Fed rapidly raising short-term interest rates throughout the reporting period, the Fund’s overweight to longer-duration securities made it more sensitive to rising interest rates and detracted. 4% coupon bonds also detracted given they were generally also longer duration and underperformed as interest rates rose during the reporting period. In addition, the Fund’s credit quality positioning detracted from relative performance.
With higher rated bonds generally outperforming their lower rated counterparts during the reporting period, the Fund’s overweights to bonds with BBB and BB credit ratings hampered relative performance.
Partially offsetting the Fund’s underperformance was favorable security selection in the higher education and senior-living sectors. In addition, the Fund benefited from an underweight to bonds with coupons below 4%, which were some of the weakest performers as interest rate rose.
Nuveen Ohio Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Ohio state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Additionally, the portfolio management team bought higher-coupon, longer-maturity bonds.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Ohio Municipal Bond Fund performed in line with the S&P Municipal Bond Ohio Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Ohio Index.
The primary detractors from the Fund’s relative performance were an underweight to the outperforming transportation sector and an underweight to very short-duration bonds, given that these securities were less exposed to the negative effects of higher interest rates.
The Fund’s relative performance was favorably impacted by sector positioning, especially an overweight in the outperforming utility bond sector. The Fund’s underweight to longer-duration bonds also added value, given these securities’ underperformance during the reporting period. An equity holding in Energy Harbor also contributed to relative performance. The Fund received
Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy
Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Nuveen Wisconsin Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2023?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Wisconsin state, and in some cases, local income taxes as is consistent with preservation of capital.

Portfolio Managers’ Comments
(continued)

During the reporting period, the portfolio management team engaged in tax-loss swap opportunities. This strategy involved selling depreciated bonds with lower embedded yields and reinvesting in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The portfolio management team also reinvested proceeds from bond calls and maturities into higher yielding bonds in support of the Fund’s income.
How did the Fund perform during the twelve-month reporting period ended May 31, 2023?
The Class A Shares of the Nuveen Wisconsin Municipal Bond Fund underperformed the S&P Municipal Bond Wisconsin Index for the twelve-month reporting period ended May 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Wisconsin Index.
The primary detractor from the Fund’s relative performance during the reporting period was its duration positioning. With the Fed rapidly raising short-term interest rates during the reporting period, the Fund’s duration, which was longer than the benchmark, made it more sensitive to rising interest rates and detracted. The Fund’s sector positioning also detracted. Because of the unique qualities of the Wisconsin municipal bond market, the Fund was underweight the outperforming general obligation bond sector and overweight the lagging health care sector.
Partially offsetting the Fund’s underperformance was its equity holding in Energy Harbor common stock. The Fund received Energy
Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

About the Funds’ Benchmarks
Lipper Ohio Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Ohio Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt, U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kansas Index:
An index designed to measure the performance of the tax-exempt Kansas municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kentucky Index:
An index designed to measure the performance of the tax-exempt Kentucky municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Michigan Index:
An index designed to measure the performance of the tax-exempt Michigan municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Ohio Index:
An index designed to measure the performance of the tax-exempt Ohio municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Wisconsin Index:
An index designed to measure the performance of the tax-exempt Wisconsin municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Kansas Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kansas Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 1/09/92 (0.18)% 1.29% 1.99% 0.79%
Class A at maximum Offering Price 1/09/92 (4.34)% 0.43% 1.55% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Kansas Index — 0.43% 1.65% 2.41% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/25/97 (0.04)% 1.49% 2.19% 0.59%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.08)% 0.46% 1.75% 1.59%
Class C at maximum Offering Price 2/10/14 (1.08)% 0.46% 1.75% —
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .5%
Common Stocks 3 .0%
Other Assets & Liabilities, Net 0.5%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kansas 76.0%
Guam 12.9%
Puerto Rico 3.0%
New York 2.2%
Virgin Islands 1.6%
Ohio 1.4%
Virginia 0.9%
Colorado 0.7%
Iowa 0.6%
Illinois 0.4%
New Jersey 0.1%
Florida 0.1%
California 0.1%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 31.3%
Tax Obligation/Limited 21.3%
Utilities 13.7%
Health Care 8.0%
U.S. Guaranteed 6.5%
Education and Civic
Organizations 4.2%
Other 12.0%
Common Stocks 3.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.0%
AAA 12.4%
AA 38.7%
A 16.5%
BBB 8.6%
BB or Lower 9.0%
N/R (not rated) 5.8%
N/A (not applicable) 3.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kansas personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Kentucky Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kentucky Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 5/04/87 (1.45)% 0.94% 1.68% 0.83%
Class A at maximum Offering Price 5/04/87 (5.62)% 0.07% 1.25% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Kentucky Index — 0.13% 1.88% 2.47% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/07/97 (1.33)% 1.12% 1.88% 0.63%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (2.32)% 0.12% 1.27% 1.63%
Class C at maximum Offering Price 2/10/14 (2.32)% 0.12% 1.27% —
Effective Leverage Ratio 7.87%

Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 107 .6%
Other Assets & Liabilities, Net 0.9%
Floating Rate Obligations (8.5)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kentucky 97.1%
Puerto Rico 2.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 32.5%
Education and Civic
Organizations 20.7%
Utilities 19.6%
Health Care 15.1%
Transportation 6.8%
U.S. Guaranteed 4.9%
Other 0.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.9%
AAA 3.8%
AA 35.9%
A 43.1%
BBB 6.0%
BB or Lower 1.0%
N/R (not rated) 5.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kentucky personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Michigan Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Michigan Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/27/85 (1.36)% 0.81% 1.90% 0.81%
Class A at maximum Offering Price 6/27/85 (5.51)% (0.06)% 1.46% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Michigan Index — 0.06% 1.82% 2.60% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/03/97 (1.13)% 1.04% 2.11% 0.61%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (2.15)% 0.02% 1.51% 1.61%
Class C at maximum Offering Price 2/10/14 (2.15)% 0.02% 1.51% —
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99.3%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Michigan 96.9%
Puerto Rico 3.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 36.4%
Tax Obligation/Limited 17.7%
Utilities 15.0%
Education and Civic
Organizations 13.2%
U.S. Guaranteed 5.9%
Health Care 5.6%
Transportation 4.7%
Other 1.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.8%
AAA 7.4%
AA 69.7%
A 15.6%
BBB 0.9%
BB or Lower 0.2%
N/R (not rated) 3.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Michigan personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Missouri Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 8/03/87 (0.75)% 1.30% 2.19% 0.75%
Class A at maximum Offering Price 8/03/87 (4.91)% 0.44% 1.76% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Missouri Index — (0.19)% 1.67% 2.39% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/19/97 (0.54)% 1.52% 2.41% 0.55%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.54)% 0.50% 1.84% 1.55%
Class C at maximum Offering Price 2/10/14 (1.54)% 0.50% 1.84% —
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .3%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Missouri 97.7%
Puerto Rico 1.8%
Guam 0.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 23.5%
Utilities 18.6%
Tax Obligation/Limited 18.4%
Tax Obligation/General 15.7%
Education and Civic
Organizations 8.8%
Transportation 7.3%
Long-Term Care 3.8%
Other 3.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 7.1%
AA 44.7%
A 28.6%
BBB 4.2%
BB or Lower 5.4%
N/R (not rated) 8.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Ohio Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Ohio Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/27/85 (0.35)% 1.55% 2.18% 0.76%
Class A at maximum Offering Price 6/27/85 (4.57)% 0.70% 1.75% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Ohio Index — (0.55)% 1.92% 2.80% —
Lipper Ohio Municipal Debt Funds Classification Average — (0.73)% 1.00% 1.72% —
Class I 2/03/97 (0.07)% 1.78% 2.39% 0.56%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.17)% 0.74% 1.84% 1.56%
Class C at maximum Offering Price 2/10/14 (1.17)% 0.74% 1.84% —
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Fund Performance, Expense Ratios, Effective Leverage Ratios and
Holding Summaries
May 31, 2023 (continued)
Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 93 .4%
Common Stocks 4 .5%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Ohio 97.2%
Puerto Rico 2.8%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 22.3%
Tax Obligation/Limited 20.1%
Utilities 17.6%
Education and Civic
Organizations 12.3%
Health Care 7.5%
U.S. Guaranteed 5.8%
Other 9.8%
Common Stocks 4.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.7%
AAA 27.0%
AA 43.5%
A 9.8%
BBB 3.1%
BB or Lower 1.1%
N/R (not rated) 7.2%
N/A (not applicable) 4.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Ohio personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Wisconsin Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
May 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Wisconsin Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2023
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/01/94 (2.27)% 1.44% 1.99% 0.89%
Class A at maximum Offering Price 6/01/94 (6.38)% 0.57% 1.55% —
S&P Municipal Bond Index — 0.19% 1.68% 2.31% —
S&P Municipal Bond Wisconsin Index — (0.57)% 1.35% 2.19% —
Lipper Other States Municipal Debt Funds Classification Average — (0.98)% 0.79% 1.47% —
Class I 2/25/97 (2.05)% 1.63% 2.18% 0.69%
Total Returns as of
May 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (3.04)% 0.63% 1.92% 1.69%
Class C at maximum Offering Price 2/10/14 (3.04)% 0.63% 1.92% —
Effective Leverage Ratio 8.45%

Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding
Summaries May 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of May 31, 2023 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .7%
Common Stocks 8 .9%
Other Assets & Liabilities, Net 0.6%
Floating Rate Obligations (9.2)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Wisconsin 92.5%
Puerto Rico 5.0%
Virgin Islands 1.6%
Illinois 0.5%
Minnesota 0.3%
Maryland 0.1%
Ohio 0.0%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 22.2%
Housing/Multifamily 21.3%
Health Care 19.8%
Long-Term Care 14.3%
Education and Civic
Organizations 7.1%
Other 7.1%
Common Stocks 8.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.8%
AAA 2.8%
AA 28.6%
A 24.4%
BBB 20.4%
BB or Lower 1.6%
N/R (not rated) 12.2%
N/A (not applicable) 8.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Wisconsin personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of May 31, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .27% 1 .58% 2 .60%
SEC 30-Day Yield 2 .88% 2 .20% 3 .20%
Taxable-Equivalent Yield (46.5%)
2
5 .27% 4 .03% 5 .86%
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .59% 1 .91% 2 .90%
SEC 30-Day Yield 2 .96% 2 .26% 3 .28%
Taxable-Equivalent Yield (45.3%)
2
5 .41% 4 .13% 6 .00%
Nuveen Michigan Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .56% 1 .88% 2 .91%
SEC 30-Day Yield 2 .85% 2 .17% 3 .17%
Taxable-Equivalent Yield (45.1%)
2
5 .19% 3 .95% 5 .77%
Nuveen Missouri Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .05% 2 .38% 3 .36%
SEC 30-Day Yield 3 .16% 2 .48% 3 .48%
Taxable-Equivalent Yield (45.8%)
2
5 .82% 4 .57% 6 .41%
Nuveen Ohio Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .39% 1 .73% 2 .73%
SEC 30-Day Yield 2 .68% 2 .00% 3 .00%
Taxable-Equivalent Yield (44.8%)
2
4 .86% 3 .62% 5 .43%

Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .27% 2 .60% 3 .59%
SEC 30-Day Yield 3 .13% 2 .46% 3 .44%
Taxable-Equivalent Yield (48.5%)
2
6 .01% 4 .72% 6 .61%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2023.
The beginning of the period is December 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,011.80 $ 1,006.85 $ 1,012.98
Expenses Incurred During the Period $ 4.06 $ 8.06 $ 3.06
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.89 $ 1,016.90 $ 1,021.89
Expenses Incurred During the Period $ 4.08 $ 8.10 $ 3.07
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,016.55 $ 1,012.64 $ 1,017.62
Expenses Incurred During the Period $ 4.81 $ 8.82 $ 3.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.16 $ 1,016.17 $ 1,021.15
Expenses Incurred During the Period $ 4.82 $ 8.84 $ 3.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.76% and 0.76% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Nuveen Michigan Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,011.31 $ 1,007.34 $ 1,013.44
Expenses Incurred During the Period $ 4.06 $ 8.06 $ 3.06
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.89 $ 1,016.90 $ 1,021.89
Expenses Incurred During the Period $ 4.08 $ 8.10 $ 3.07
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Missouri Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,015.41 $ 1,011.49 $ 1,017.39
Expenses Incurred During the Period $ 3.92 $ 7.92 $ 2.92
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.04 $ 1,017.05 $ 1,022.04
Expenses Incurred During the Period $ 3.93 $ 7.95 $ 2.92
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Ohio Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,008.27 $ 1,003.25 $ 1,009.18
Expenses Incurred During the Period $ 3.91 $ 7.89 $ 2.91
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.04 $ 1,017.05 $ 1,022.04
Expenses Incurred During the Period $ 3.93 $ 7.95 $ 2.92
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,005.42 $ 1,001.54 $ 1,006.44
Expenses Incurred During the Period $ 5.18 $ 9.16 $ 4.23
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.76 $ 1,015.77 $ 1,020.71
Expenses Incurred During the Period $ 5.22 $ 9.23 $ 4.26
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.04%, 1.84% and 0.85% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Multistate Trust IV and Shareholders of Nuveen Kansas Municipal Bond Fund, Nuveen
Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio
Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond
Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal
Bond Fund (six of the funds constituting Nuveen Multistate Trust IV, hereafter collectively referred to as the "Funds")
as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023 and each of the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and, brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 26, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.5%
X 222,234,287 MUNICIPAL BONDS - 96.5%
X 222,234,287
Consumer Staples - 3.9%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 3,012,631
1,350 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
7/23 at 100.00 BBB 1,350,054
925 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/23 at 100.00 N/R 884,041
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 522,939
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 578,938
300 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 301,446
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,324,561
Total Consumer Staples 8,974,610
Education and Civic Organizations - 4.2%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
4,500 4.000%, 9/01/47 9/30 at 100.00 A 4,098,375
2,000 4.000%, 9/01/52 9/30 at 100.00 A 1,776,860
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 251,035
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
7/23 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,207,544
Total Education and Civic Organizations 9,633,814
Health Care - 7.9%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 399,515
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba2 1,032,860
400 5.000%, 12/01/41 12/26 at 100.00 Ba2 364,048
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 915,959
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 828,386
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 308,247
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 A- 309,764
5,000 5.000%, 7/01/48 7/28 at 100.00 A- 5,039,750
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call AA 282,860

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
$ 920 5.000%, 7/01/27 No Opt. Call BBB+ $ 960,839
295 5.000%, 7/01/29 No Opt. Call BBB+ 316,511
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, KU Health System, Refunding &
Improvement Series 2015:
2,000 4.000%, 9/01/40 9/25 at 100.00 AA- 1,912,220
2,000 5.000%, 9/01/45 9/25 at 100.00 AA- 2,033,900
3,500 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 AA- 3,579,065
Total Health Care 18,283,924
Housing/Multifamily - 1.2%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call Aaa 2,825,100
Total Housing/Multifamily 2,825,100
Industrials - 0.6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/23 at 100.00 BBB- 1,351,452
Total Industrials 1,351,452
Long-Term Care - 2.2%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 1,757,725
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
7/23 at 100.00 N/R 2,692,194
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 595,394
Total Long-Term Care 5,045,313
Tax Obligation/General - 31.2%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,156,747
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,183,304
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 AA 875,160
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,018,350
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 AA 2,949,180
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 Aa3 90,607
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 Aa3 402,635
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 AA 5,227,800
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 Aaa 1,966,475
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call Aaa 2,290,828
1,610 5.000%, 10/01/31 No Opt. Call Aaa 1,876,374
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,210,824
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,543,148

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%,
10/01/40
10/33 at 100.00 Aaa $ 4,026,385
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa 8,420,700
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 510,520
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,177,250
1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 A1 1,316,845
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 656,388
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,091,600
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 940,530
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 A+ 470,955
3,550 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 3,269,834
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 200,408
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 188,138
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,159,719
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,371,091
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,455,517
500 2.000%, 9/01/34 9/30 at 100.00 Aa2 412,880
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 481,005
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,367,784
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,697,240
500 4.000%, 9/01/32 9/27 at 100.00 AA 513,790
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 AA 1,386,238
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,026,760
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 500,995
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 A+ 1,331,078
1,000 5.000%, 9/01/40 9/28 at 100.00 A+ 1,067,610
1,000 4.000%, 9/01/48 9/28 at 100.00 A+ 921,080
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 197,054
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA 1,494,381
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,337,783
Total Tax Obligation/General 71,782,990

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 21.2%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
$ 500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA $ 534,245
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,476,089
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,456,660
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,413,232
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 BB 1,009,660
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,978,700
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
2,000 5.000%, 12/01/25 No Opt. Call BB 2,037,180
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,027,410
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,026,460
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,331,579
1,250 5.000%, 12/01/46 12/26 at 100.00 BB 1,205,725
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa2 2,701,510
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,038,550
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,547,955
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,423,232
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 Aa3 936,490
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,711,565
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,135,436
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,203,088
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,296,229
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,236,479
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 5.250%, 12/15/29 (4) 7/23 at 100.00 N/R 100,000
200 6.100%, 12/15/34 (4) 7/23 at 100.00 N/R 100,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
7/23 at 100.00 N/R 1,231,406
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 A 295,705
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/23 at 100.00 AA 2,001,180
1,485 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,357,646
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 BBB+ 1,403,715
1,260 5.000%, 12/01/26 12/24 at 100.00 BBB+ 1,289,900
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,003,603

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 395 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R $ 326,203
Total Tax Obligation/Limited 48,836,832
Transportation - 4.0%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,114,882
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,184,106
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 Aa2 1,202,864
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,207,382
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 991,170
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 1,475,580
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,967,920
Total Transportation 9,143,904
U.S. Guaranteed - 6.5% (5)
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvent Series 2013A:
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 937,291
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 566,384
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,542,645
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 781,006
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 500,650
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,003,000
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,302,575
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) No Opt. Call N/R 44,158
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 BBB+ 1,502,670
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 376,939
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,225,490
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call N/R 15,918
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,130,640
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 AA- 1,034,990
Total U.S. Guaranteed 14,964,356

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 13.6%
$ 1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R $ 13
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 BBB 129,302
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 642,114
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 100,751
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,751,277
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 377,252
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,603,736
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,008,640
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 BBB 3,820,688
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,027,740
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,027,440
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,044,490
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,045,040
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,045,040
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 10
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 5
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
7/23 at 100.00 AA 483,230
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA 2,487,093
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,068,418
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 468,212
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 351,219
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 768,784
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 566,921
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 830,412
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 779,420
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/23 at 100.00 CC 1,484,419
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call AA- 1,176,096
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/44
9/24 at 100.00 A 2,011,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A $ 2,293,110
Total Utilities 31,391,992
Total Municipal Bonds
(cost $237,244,270) 222,234,287
Shares Description (1) Value
X 6,899,301 COMMON STOCKS - 3.0%
X 6,899,301
Independent Power and Renewable Electricity Producers - 3.0%
89,726 Energy Harbor Corp (6),(7) $ 6,899,301
Total Independent Power and Renewable Electricity Producers 6,899,301
Total Common Stocks
(cost $2,547,413) 6,899,301
Total Long-Term Investments
(cost $239,791,683) 229,133,588
Other Assets & Liabilities, Net - 0.5% 1,126,228
Net Assets - 100% $ 230,259,816
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series
2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project,
Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project,First Energy Guarantor, Series 2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 107.6%
X 285,379,448 MUNICIPAL BONDS - 107.6%
X 285,379,448
Education and Civic Organizations - 22.2%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 138,317
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 4,147,609
4,200 4.000%, 6/01/51 6/31 at 100.00 A 3,631,446
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 909,418
705 4.000%, 3/01/49 3/30 at 100.00 A- 606,448
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,016,200
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 790,970
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 6,844,668
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
700 5.000%, 6/01/23, (AMT) No Opt. Call AAA 700,000
400 5.000%, 6/01/24, (AMT) No Opt. Call A 403,912
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call A 532,970
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 A 1,237,009
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,046,160
700 5.000%, 6/01/29, (AMT) No Opt. Call A 740,712
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 486,355
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 2,860,470
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 2,672,046
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Ba1 1,763,347
1,210 5.000%, 5/01/40 5/25 at 100.00 Ba1 1,139,856
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,154,981
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,101,993
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA+ 4,110,360
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA+ 2,050,160
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA+ 255,068
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 AA+ 4,608,014
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 A+ 1,214,991
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,628,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ $ 2,545,175
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,774,224
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 2,916,359
Total Education and Civic Organizations 59,027,258
Health Care - 16.3%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A 7,985,926
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,214,080
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A1 3,083,400
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 510,485
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 A- 6,573,805
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 A- 104,384
100 5.000%, 8/01/38 8/29 at 100.00 A- 104,083
2,500 5.000%, 8/01/44 8/29 at 100.00 A- 2,573,925
Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project,
Series 2022A:
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 AA 4,655,430
1,165 5.000%, 5/15/52 5/32 at 100.00 A- 1,169,474
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 BBB 2,018,220
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
600 5.000%, 4/01/24 No Opt. Call AA- 606,726
600 5.000%, 4/01/25 No Opt. Call AA- 615,906
500 5.000%, 4/01/26 No Opt. Call AA- 522,245
500 5.000%, 4/01/27 No Opt. Call AA- 531,795
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 7/23 at 100.00 AA- 1,979,861
2,000 5.000%, 10/01/37 7/23 at 100.00 AA- 1,999,880
Total Health Care 43,249,625
Industrials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 1,097,613
Total Industrials 1,097,613
Tax Obligation/Limited - 35.0%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call A1 1,270,662
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,805,514
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 AA 3,195,810

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
$ 8,500 5.000%, 9/01/43 9/28 at 100.00 A2 $ 8,772,085
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 10,722,816
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 13,407,030
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 AA 982,200
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 4,192,906
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call AA- 5,105,537
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 7,385,770
6,000 5.000%, 4/01/38 4/27 at 100.00 AA- 6,284,760
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 AA- 2,710,875
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 AA- 2,640,135
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2017A:
1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 2,083,435
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 587,087
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 530,440
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 Aa3 5,393,900
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 806,350
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 N/R 2,258,747
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,739 4.500%, 7/01/34 7/25 at 100.00 N/R 6,755,780
89 4.550%, 7/01/40 7/28 at 100.00 N/R 84,924
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,307,254
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R 2,747,400
1,485 Warren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2022, 5.000%, 12/01/31
No Opt. Call A1 1,690,168
Total Tax Obligation/Limited 92,721,585
Transportation - 7.3%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Refunding Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call A1 1,677,461
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 1,942,148
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,830,500
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 2,850,720
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 4,505,544
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,994,300
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 429,142

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 $ 1,137,240
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,569,944
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,514,160
Total Transportation 19,451,159
U.S. Guaranteed - 5.3% (6)
3,750 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2,
0.000%, 12/01/23 - AGC Insured, (ETM)
No Opt. Call A2 3,684,938
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 250,332
10,000 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 10,015,100
Total U.S. Guaranteed 13,950,370
Utilities - 21.1%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA 5,518,560
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 4,917,465
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 1,323,369
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30 2/28 at 100.00 AAA 4,686,297
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 5,493,950
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 Baa1 1,335,360
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA 3,768,867
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
8/23 at 100.00 AA 1,000,700
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 AA 815,050
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,753,869
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 7,952,200
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,069,500
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
6/23 at 100.00 AA 5,005
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,017,990
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,131,559
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,677,935
8,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1 8,164,618
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 2,837,756

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call AA $ 411,788
Total Utilities 55,881,838
Total Municipal Bonds
(cost $300,188,174) 285,379,448
Total Long-Term Investments
(cost $300,188,174) 285,379,448
Floating Rate Obligations - (8.5)%   (22,650,000)
Other Assets & Liabilities, Net - 0.9% 2,557,370
Net Assets - 100% $ 265,286,818
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 294,643,918 MUNICIPAL BONDS - 99.3%
X 294,643,918
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+ $ 2,039,788
Total Consumer Staples 2,039,788
Education and Civic Organizations - 13.1%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,495,318
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,279,368
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,219,233
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB 399,995
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 3,578,784
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 2,808,325
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,072,040
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 357,122
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 254,467
250 5.000%, 12/01/32 12/24 at 100.00 A+ 253,810
90 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 89,060
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 4,781,893
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 1,931,374
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,850,760
Michigan Technological University, General Revenue Bonds,
Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 AA 1,599,359
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 AA 1,065,430
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 544,415
400 5.000%, 12/01/34 6/28 at 100.00 A1 433,904
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 5,541,157
2,760 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 2,864,908
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 535,317
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,081,150
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,282,368
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 657,202
Total Education and Civic Organizations 38,976,759

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 5.5%
$ 5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 A $ 4,926,352
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,375,723
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 2,724,425
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
560 5.000%, 11/15/45 5/25 at 100.00 A- 561,131
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,003,580
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 AA- 2,793,930
Total Health Care 16,385,141
Housing/Multifamily - 0.6%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA+ 284,698
500 1.150%, 4/01/28 No Opt. Call AA+ 439,195
720 1.375%, 4/01/29 No Opt. Call AA+ 625,493
625 1.600%, 4/01/30 No Opt. Call AA+ 538,300
Total Housing/Multifamily 1,887,686
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 BBB- 564,458
Total Long-Term Care 564,458
Tax Obligation/General - 36.2%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,396,345
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 Aa3 909,100
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 Aa1 1,991,720
3,000 4.000%, 5/01/47 5/32 at 100.00 Aa1 2,968,740
1,100 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/43
5/33 at 100.00 AA+ 1,195,799
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,299,442
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,674,486
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 1,093,500
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 951,913
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,421,376
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,531,953
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 AA 1,142,208
1,275 Cedar Springs Public School District, Kent and Newaygo Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2023-II, 5.000%, 5/01/51
5/33 at 100.00 AA 1,346,132

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA $ 932,807
2,000 Clarkston Community Schools, Oakland County, Michigan, General
Obligation Bonds, School Building and Site Series 2023-I, 5.000%,
5/01/47
5/33 at 100.00 Aa1 2,150,700
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 Aa1 1,102,760
110 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 112,955
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA 1,676,587
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,103,820
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 AA 1,963,261
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 532,775
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 AAA 1,672,757
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 1,776,904
870 5.000%, 5/01/40 5/31 at 100.00 AA 950,423
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,510,975
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,126,062
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 AA 1,631,820
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,080,420
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 2,751,268
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 Aa1 1,425,135
1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series
2023, 5.000%, 5/01/53
5/33 at 100.00 AA 1,058,560
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 AA 1,980,575
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,139,410
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 1,840,318
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call AA+ 527,230
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 540,655
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,105,670
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,545,240
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,048,060

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA $ 1,814,435
L'Anse Creuse Public Schools, Macomb County, Michigan,
General Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call AA 546,558
400 5.000%, 5/01/33 No Opt. Call AA 472,908
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 201,561
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call AA 232,291
375 4.000%, 5/01/28 5/27 at 100.00 AA 386,745
550 4.000%, 5/01/29 5/27 at 100.00 AA 569,013
265 4.000%, 5/01/31 5/27 at 100.00 AA 273,745
215 4.000%, 5/01/32 5/27 at 100.00 AA 221,171
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,046,210
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 AA 2,273,800
6,000 4.000%, 11/01/55 11/30 at 100.00 AA 5,552,100
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 1,938,884
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,293,602
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 AA 1,606,078
2,465 5.000%, 5/01/45 5/30 at 100.00 AA 2,615,809
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 569,173
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,331,641
Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I:
3,050 5.000%, 5/01/42 5/29 at 100.00 AA 3,287,412
3,120 5.000%, 5/01/46 5/29 at 100.00 AA 3,346,512
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,174,387
1,000 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2023II, 5.000%,
5/01/52
5/33 at 100.00 AA 1,058,790
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 1,937,291
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 Aa1 3,454,755
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,327,840
395 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2021, 4.000%, 11/01/31
- AGM Insured
5/31 at 100.00 AA 418,435
1,050 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 1,081,973
Total Tax Obligation/General 107,242,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 17.5%
$ 2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA $ 2,943,864
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 961,790
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,086,483
5,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 5,626,689
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 1,632,539
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,030,720
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 Aa2 570,497
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 974,900
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 956,160
8,200 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 Aa2 8,014,270
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,536,330
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 8,959,182
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,700 5.000%, 11/15/33 11/31 at 100.00 AA+ 1,976,216
3,725 4.000%, 11/15/46 11/31 at 100.00 AA+ 3,612,058
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,790 4.500%, 7/01/34 7/25 at 100.00 N/R 6,806,907
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,599,239
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 715,650
Total Tax Obligation/Limited 52,003,494
Transportation - 4.7%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,297,362
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 7/23 at 100.00 A1 2,001,100
1,000 5.000%, 12/01/42 - AGM Insured 7/23 at 100.00 AA 1,000,800
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,702,533
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,132,040
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 A1 2,011,042
3,330 5.000%, 12/01/41 12/31 at 100.00 A1 3,633,363
Total Transportation 13,778,240

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 5.9% (4)
$ 800 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014, 5.000%, 1/01/39, (Pre-refunded
1/01/24)
1/24 at 100.00 AA $ 807,352
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA 733,889
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 1,904,737
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
690 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 N/R 711,645
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,971,040
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA 3,042,990
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 2,402,082
800 5.000%, 4/01/46, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 844,688
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA 3,014,704
Total U.S. Guaranteed 17,433,127
Utilities - 14.9%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 886,185
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,403,800
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,725,635
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA 1,276,762
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,570,455
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,022,090
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,022,250
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,360,425
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,087,710
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 AA- 5,073,840
12,435 5.000%, 7/01/48 7/29 at 100.00 AA- 13,092,438
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/29
7/26 at 100.00 AA- 1,046,880
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,281,808
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,040,340
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA 1,945,980
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,015,555
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 Aaa 859,898

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
$ 1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA $ 1,517,145
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,228,674
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA 3,046,380
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 827,995
Total Utilities 44,332,245
Total Municipal Bonds
(cost $301,741,892) 294,643,918
Total Long-Term Investments
(cost $301,741,892) 294,643,918
Other Assets & Liabilities, Net - 0.7% 2,028,560
Net Assets - 100% $ 296,672,478
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 528,601,988 MUNICIPAL BONDS - 99.3%
X 528,601,988
Consumer Staples - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
7/23 at 100.00 AA- $ 3,005,220
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 9,782,698
Total Consumer Staples 12,787,918
Education and Civic Organizations - 8.7%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 1,210,260
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,004,670
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,116,485
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,026,066
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,118,000
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,309,940
2,225 4.000%, 10/01/35 10/29 at 100.00 A 2,226,313
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
7/23 at 100.00 BBB- 3,414,862
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,259,082
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,001,600
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 3,814,367
4,625 4.000%, 10/01/42 10/25 at 100.00 AA- 4,510,022
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 601,854
5,690 5.000%, 10/01/47 4/27 at 100.00 AA- 5,943,660
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 3,610,927
5,840 4.000%, 10/01/48 4/29 at 100.00 AA- 5,723,083
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Ba1 1,042,073
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
500 4.000%, 10/01/33 10/27 at 100.00 A+ 515,955
400 4.000%, 10/01/34 10/27 at 100.00 A+ 410,576
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA 1,650,057
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 939,521
Total Education and Civic Organizations 46,449,373

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 23.3%
$ 675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R $ 675,007
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 Ba3 1,319,350
1,000 5.000%, 8/01/30 8/26 at 100.00 Ba3 894,370
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 3,131,926
1,160 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
7/23 at 103.00 Ba1 1,196,273
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 Ba1 1,353,540
1,320 5.000%, 3/01/32 3/27 at 100.00 Ba1 1,345,661
1,645 5.000%, 3/01/36 3/27 at 100.00 Ba1 1,668,935
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 Ba1 2,173,105
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,168,912
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,216,474
485 5.000%, 10/01/42 10/27 at 100.00 A- 493,090
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,481,360
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A+ 1,572,340
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
1,965 4.000%, 11/15/33 5/26 at 100.00 A+ 1,985,947
4,030 5.000%, 11/15/34 5/26 at 100.00 A+ 4,194,867
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,499,253
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ 1,027,750
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA 1,004,130
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA 12,001,202
9,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 8,088,570
3,535 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Ba2 3,080,823
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 A2 2,769,450
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 A2 1,462,477
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 2,958,365
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,264,416
4,400 5.000%, 11/15/39 11/25 at 100.00 A2 4,469,212
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 852,174
2,300 4.250%, 11/15/48 11/24 at 100.00 A+ 2,285,510

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
$ 3,500 5.000%, 11/15/42 11/27 at 100.00 A+ $ 3,592,610
5,000 4.000%, 11/15/47 11/27 at 100.00 A+ 4,710,450
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 A+ 1,439,898
7,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+ 6,932,475
8,995 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 AA- 8,004,830
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 A+ 1,486,695
2,000 5.000%, 12/01/33 6/25 at 100.00 A+ 2,048,540
500 3.625%, 12/01/34 6/25 at 100.00 A+ 491,325
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,105,863
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 1,979,040
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,000 4.000%, 6/01/48 6/28 at 100.00 AA- 918,260
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,531,830
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 AA- 1,813,040
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 AA- 1,515,465
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 AA- 2,691,658
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 1,709,360
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 N/R 818,687
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,066,065
4,650 5.000%, 11/15/46 11/25 at 100.00 N/R 4,425,219
1,080 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
7/23 at 103.00 Ba1 1,114,182
Total Health Care 124,029,981
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ 1,000,740
Total Housing/Multifamily 1,000,740
Housing/Single Family - 0.1%
510 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 498,984
70 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 68,535
Total Housing/Single Family 567,519

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 3.8%
$ 900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB- $ 767,547
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 442,624
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 969,840
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,380,165
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,052,110
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 BBB 431,276
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 927,720
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 2,720,693
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 7/23 at 100.00 BB+ 533,714
2,750 5.000%, 9/01/42 7/23 at 100.00 BB+ 2,384,580
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,569,460
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 1,664,520
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 449,775
Total Long-Term Care 20,294,024
Tax Obligation/General - 15.7%
3,040 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 AA 3,307,125
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,710,593
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ 2,049,940
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,184,209
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,038,040
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,271,354
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
450 4.000%, 3/01/36 3/27 at 100.00 AA+ 459,391
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 379,624
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 493,975
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,509,510
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,006,270
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 1,918,656

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,500 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 AA $ 3,820,915
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 Aa1 1,001,010
2,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 AA+ 2,193,800
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,011,470
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 AA+ 1,081,420
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,263,120
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43 , (WI/DD)
3/32 at 100.00 AA+ 1,505,426
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,060,340
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,536,712
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,012,830
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 AA 1,657,482
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 A+ 582,842
325 5.000%, 3/01/34 3/26 at 100.00 A+ 339,203
685 5.000%, 3/01/35 3/26 at 100.00 A+ 714,571
North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 AA+ 3,782,790
5,000 5.250%, 3/01/40 3/32 at 100.00 AA+ 5,668,500
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 503,135
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,011,390
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,084,200
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ 2,045,460
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,211,280
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
9,000 5.000%, 3/01/41 3/31 at 100.00 AA 9,858,420
2,000 5.000%, 3/01/42 3/31 at 100.00 AA 2,182,140
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 AA 3,796,380
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,033,860
1,500 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2023, 4.000%, 3/01/43
No Opt. Call AA+ 1,485,719
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 3/01/37
3/30 at 100.00 AA+ 3,803,380
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
705 4.000%, 3/01/33 3/27 at 100.00 AA 716,907
550 4.000%, 3/01/35 3/27 at 100.00 AA 557,926
600 4.000%, 3/01/37 3/27 at 100.00 AA 602,490

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,405 Washington School District, Franklin County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2019, 4.000%, 3/01/35
3/27 at 100.00 AA+ $ 1,437,104
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 AA 1,352,875
Total Tax Obligation/General 83,243,784
Tax Obligation/Limited - 18.2%
90 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 84,400
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
1,180 4.000%, 10/01/36 10/29 at 100.00 AA 1,187,753
7,520 4.000%, 10/01/48 10/29 at 100.00 AA 7,209,574
1,395 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 1,378,665
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 340,143
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,644,598
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 913,671
2,140 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 2,000,451
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 A+ 485,000
1,625 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
7/23 at 100.00 N/R 519,997
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa2 768,060
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
7/23 at 100.00 N/R 868,060
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,570,077
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,764,230
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 7/23 at 100.00 BB+ 945,300
1,300 5.000%, 3/01/38 7/23 at 100.00 BB+ 1,213,693
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 AA- 2,148,940
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
7/23 at 100.00 AA- 926,332
625 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 606,481
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,759,660
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 AA- 1,006,720
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 1,753,448
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 AA- 371,772
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,674,050
235 3.625%, 10/01/32 10/27 at 100.00 AA- 236,598

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 AA- $ 1,713,131
159 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
7/23 at 100.00 N/R 119,268
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
7/23 at 100.00 N/R 207,537
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,141,933
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 72,410
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 1,101,480
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,169,067
700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 624,372
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 AA- 1,110,600
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A 1,009,690
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call N/R 197,144
225 3.000%, 5/01/25 No Opt. Call N/R 218,309
275 3.000%, 5/01/26 No Opt. Call N/R 262,760
625 3.000%, 5/01/30 5/29 at 100.00 N/R 565,187
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 566,795
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 3,007,470
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 954,200
1,350 0.000%, 7/01/46 7/28 at 41.38 N/R 364,824
2,140 0.000%, 7/01/51 7/28 at 30.01 N/R 426,181
1,377 4.750%, 7/01/53 7/28 at 100.00 N/R 1,276,823
1,661 5.000%, 7/01/58 7/28 at 100.00 N/R 1,591,014
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,857,860
18 4.536%, 7/01/53 7/28 at 100.00 N/R 16,111
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 889,707
915 4.000%, 12/01/33 12/27 at 100.00 A- 924,470
Republic, Missouri, Special Obligation Bonds, Series 2022:
1,000 4.000%, 5/01/37 5/30 at 100.00 A+ 1,008,890
1,380 4.000%, 5/01/39 5/30 at 100.00 A+ 1,354,470
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 390,510
1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 1,098,661
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 217,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 415 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
7/23 at 100.00 N/R $ 367,163
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 Baa1 2,129,631
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 2,590,752
2,500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,618,750
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call AA 885,420
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call AA 853,590
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call AA 824,150
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call AA 795,190
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 A 511,171
345 4.000%, 4/01/30 4/25 at 100.00 A 349,968
565 4.000%, 4/01/32 4/25 at 100.00 A 573,390
585 4.000%, 4/01/33 4/25 at 100.00 A 593,465
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,107,205
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series
2023, 5.000%, 11/01/40
11/33 at 100.00 Aa2 485,446
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,620,150
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,694,303
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 4,338,657
1,415 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R 1,383,728
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
165 3.875%, 11/15/29 11/26 at 100.00 N/R 142,862
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 2,677,488
1,575 4.750%, 11/15/47 11/26 at 100.00 N/R 1,162,397
105 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 92,367
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,232,161
1,500 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 N/R 1,489,470
1,380 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R 1,083,659
305 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 278,389

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
$ 1,700 3.375%, 4/01/29 4/24 at 100.00 A1 $ 1,695,869
600 3.500%, 4/01/32 4/24 at 100.00 A1 599,994
Total Tax Obligation/Limited 97,012,820
Transportation - 7.2%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 337,597
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 A2 7,208,880
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 A2 1,274,747
13,940 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 14,342,309
8,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 8,163,920
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 A2 2,158,300
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,035,430
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA 2,969,974
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,034,260
Total Transportation 38,525,417
U.S. Guaranteed - 1.2% (5)
665 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 669,462
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 10,119
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 2,023,860
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 3,637,811
Total U.S. Guaranteed 6,341,252
Utilities - 18.5%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 652,198
720 4.000%, 1/01/42 1/25 at 100.00 A- 677,614
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,448,175
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
6/23 at 100.00 AA 3,001,410
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,685,364
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 145,626
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 512,395
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 1,893,404
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,011,060
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA 1,607,925

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ $ 1,231,225
10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 10,482,539
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 AAA 6,450,985
3,915 5.250%, 5/01/52 5/32 at 100.00 AAA 4,341,931
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 AAA 2,903,943
5,240 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/47
5/30 at 100.00 AAA 5,645,943
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2022A:
1,785 5.000%, 5/01/38 5/32 at 100.00 AAA 2,006,019
5,055 5.000%, 5/01/39 5/32 at 100.00 AAA 5,653,259
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA 2,859,925
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,546,729
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 937,470
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,708,765
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,039,240
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,145,880
2,245 5.000%, 12/01/37 6/25 at 100.00 A2 2,279,349
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 582,381
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,461,341
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 248,785
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 A 2,926,977
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,471,315
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,534,375
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 A2 1,080,760
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%,
12/01/32
12/27 at 100.00 A2 1,550,445

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
$ 1,330 5.000%, 12/01/37 6/27 at 100.00 A2 $ 1,381,830
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,182,180
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,543,155
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
7/23 at 100.00 N/R 2,070,124
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 250,140
795 4.000%, 12/01/41 12/25 at 100.00 AA+ 783,886
2,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 AA+ 2,141,120
285 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C, 4.000%, 12/01/31
12/25 at 100.00 AA+ 290,874
1,465 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refunding Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 AA+ 1,516,465
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,242,374
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 AA+ 2,036,060
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,186,200
Total Utilities 98,349,160
Total Municipal Bonds
(cost $543,313,893) 528,601,988
Total Long-Term Investments
(cost $543,313,893) 528,601,988
Other Assets & Liabilities, Net - 0.7% 3,567,273
Net Assets - 100% $ 532,169,261
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
X 562,953,572 MUNICIPAL BONDS - 93.4%
X 562,953,572
Consumer Discretionary - 1.4%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,430 5.000%, 12/01/39 12/29 at 100.00 BBB- $ 1,347,761
2,150 5.000%, 12/01/44 12/29 at 100.00 BBB- 2,003,843
5,570 5.000%, 12/01/51 12/29 at 100.00 BBB- 5,102,565
Total Consumer Discretionary 8,454,169
Consumer Staples - 3.0%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,305,280
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,296,845
15,945 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 14,773,042
Total Consumer Staples 18,375,167
Education and Civic Organizations - 12.1%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 680,085
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,122,118
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,354,703
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,746,303
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,104,616
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,153,989
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,510,504
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 918,896
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 3,817,009
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 AA 2,381,546
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call AA 604,084
685 5.000%, 9/01/36 9/31 at 100.00 AA 773,584
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa1 103,472
125 5.000%, 12/01/28 No Opt. Call Baa1 132,140
150 5.000%, 12/01/30 No Opt. Call Baa1 160,842

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 698,670
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 721,182
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 552,729
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 577,092
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 581,562
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 AA 1,192,287
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 AA 1,409,561
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,205,630
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,583,130
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 Baa1 3,297,187
3,750 4.000%, 10/01/47 10/31 at 100.00 Baa1 3,169,988
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 AA- 3,317,760
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 A 4,004,488
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 Baa1 846,180
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,086,910
900 4.000%, 2/01/36 2/30 at 100.00 A+ 907,281
485 4.000%, 2/01/39 2/30 at 100.00 A+ 469,262
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 4,899,771
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,079,150
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,170,557
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,232,923
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 991,490
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call AA 1,817,440
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call AA 2,047,303
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,076,890
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call AA 1,130,340
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call AA 1,081,877
Total Education and Civic Organizations 72,712,531

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 7.3%
$ 2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- $ 2,607,475
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017,
5.000%, 12/01/37
12/27 at 100.00 A- 3,809,576
Cleveland Clinic Health System Obligated Group, Ohio,
Martin County Health Facilities Authority, Hospital
Revenue Bonds, Series 2019B:
5,000 4.000%, 1/01/43 1/29 at 100.00 AA 4,919,550
6,500 4.000%, 1/01/46 1/29 at 100.00 AA 6,252,155
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 7/23 at 100.00 Ba3 1,401,296
495 5.250%, 6/15/43 7/23 at 100.00 Ba3 447,747
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 AA- 949,590
2,255 5.000%, 12/01/46 6/27 at 100.00 AA- 2,302,062
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 673,686
3,000 5.000%, 11/15/49 No Opt. Call AA 3,304,770
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,299,777
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
7/23 at 100.00 BB+ 4,473,850
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,248,485
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 2,971,984
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 2,027,422
2,725 5.000%, 1/15/50 1/30 at 100.00 A 2,797,975
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,666,708
Total Health Care 44,154,108
Housing/Multifamily - 0.8%
5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ 4,839,150
Total Housing/Multifamily 4,839,150
Tax Obligation/General - 21.8%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,313,926
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 814,955
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 418,707
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds,
Fire Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 Aa2 1,066,420
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 831,830
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,259,436

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA $ 6,001,764
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA 5,187,700
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 5,524,200
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 AAA 5,839,936
2,000 5.000%, 4/01/38 10/30 at 100.00 AAA 2,223,920
1,325 5.000%, 4/01/41 10/30 at 100.00 AAA 1,452,584
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 516,798
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 560,125
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 AA 887,043
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 4,925,400
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,008,160
450 5.000%, 12/01/24 No Opt. Call Aaa 462,006
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,383,425
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,376,508
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,133,520
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 398,765
850 0.000%, 12/01/30 No Opt. Call Aa2 652,910
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 AA+ 3,727,271
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,208,351
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ 2,531,423
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 939,609
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,739,072
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,020,200
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 980,310
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 481,935
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A1 1,105,900
North Olmsted City School District, Ohio, General
Obligation Bonds, School Improvement Programmatic
Series 2023A:
2,030 5.000%, 10/15/48 , (WI/DD) 4/31 at 100.00 AA 2,149,993
3,995 5.250%, 10/15/56 , (WI/DD) 4/31 at 100.00 AA 4,262,186

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 Aa2 $ 3,646,103
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call AAA 4,888,845
5,000 5.000%, 9/01/30 No Opt. Call AAA 5,741,200
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 AAA 7,127,575
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,029,420
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,750,350
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,374,437
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 AAA 1,181,277
2,315 5.000%, 5/01/35 5/30 at 100.00 AAA 2,615,024
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AAA 387,033
270 5.000%, 8/01/36 8/28 at 100.00 AAA 293,990
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 AAA 1,136,540
1,470 5.000%, 3/01/40 3/33 at 100.00 AAA 1,657,910
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,039,070
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 1,937,475
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2 4,656,173
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
7/23 at 100.00 AA- 50,042
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,246,791
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA 3,838,960
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,228,560
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 Aa2 1,484,532
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 AA+ 5,651,550
Total Tax Obligation/General 131,349,145
Tax Obligation/Limited - 19.7%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
715 5.000%, 12/01/25 7/23 at 100.00 N/R 717,395
1,165 5.000%, 12/01/30 7/23 at 100.00 N/R 1,166,911
1,890 5.000%, 12/01/35 7/23 at 100.00 N/R 1,890,718
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 AA 2,446,734
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa3 5,348,860

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
$ 1,250 5.000%, 10/01/31 4/28 at 100.00 AA $ 1,365,563
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,089,420
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 480,200
1,025 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 1,024,108
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 AAA 4,105,240
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,024,320
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,017,087
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 499,346
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 3,748,502
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,076,590
17,000 5.000%, 6/01/43 6/28 at 100.00 AAA 18,063,350
4,905 5.000%, 6/01/48 6/28 at 100.00 AAA 5,179,533
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
1,220 4.000%, 12/01/37 12/29 at 100.00 Aa1 1,233,469
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,388,848
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,750,576
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,319,433
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call Aa3 441,230
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,446,287
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call Aa3 2,719,959
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 375,122
855 0.000%, 9/01/28 No Opt. Call Aa2 713,600
1,045 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 930,834
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA+ 2,659,809
2,485 5.000%, 4/01/39 4/29 at 100.00 AA+ 2,673,661
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA+ 1,327,825
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA+ 2,585,746
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA+ 1,299,096

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
$ 1,325 5.000%, 12/01/28 No Opt. Call AA+ $ 1,469,889
1,750 5.000%, 12/01/30 No Opt. Call AA+ 2,011,327
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 AA 1,736,294
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA 1,458,963
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,113,654
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,403,357
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,217,055
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,041,920
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 609,072
490 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 455,842
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 795,820
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,320 4.500%, 7/01/34 7/25 at 100.00 N/R 14,355,657
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,199,429
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 477,100
230 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
7/23 at 100.00 N/R 229,972
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 7/23 at 100.00 AA+ 1,402,464
800 5.000%, 12/01/24 7/23 at 100.00 AA+ 801,560
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,043,160
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,041,450
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 2,920,456
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 AA 2,346,310
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 AA 1,418,463
Total Tax Obligation/Limited 118,658,586

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 4.4%
$ 750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 $ 730,567
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,520,370
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,249,825
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 7,446,823
3,865 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 3,924,676
4,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 Aa2 4,311,520
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,071,210
Total Transportation 26,254,991
U.S. Guaranteed - 5.7% (4)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 4,607,821
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 995,197
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,156,038
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,211,326
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 2,256,787
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 758,586
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,857,494
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,421,343
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,082,683
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa2 10,616,453
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,022,510
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,096,609
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,154,051
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,642,828
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,092,250
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,378,763
Total U.S. Guaranteed 34,350,739

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 17.2%
$ 3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A1 $ 3,605,986
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 1,890,297
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Refunding Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,508,325
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 2,974,419
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,731,383
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
250 4.000%, 2/15/40 2/29 at 100.00 A 237,635
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,106,100
465 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 468,153
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 AA 989,530
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 1,963,880
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,343,140
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 3,042,796
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 3,775,425
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,403,105
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 Aa1 2,357,224
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 Aa1 5,281,250
6,750 5.000%, 6/01/32 6/26 at 100.00 Aa1 7,101,945
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 AA+ 1,365,828
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 874,031
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,001,550
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,015,020
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa1 1,118,722
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 Aa3 1,074,460
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,002,240
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 AA+ 6,112,574
5,275 4.000%, 11/15/43 5/28 at 100.00 AA+ 5,074,708
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23 (5)
No Opt. Call N/R 8
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 100

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
$ 1,560 5.000%, 12/01/29 No Opt. Call AAA $ 1,768,276
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,337,965
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,268,289
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,178,520
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 1,993,195
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 AAA 4,177,492
1,000 5.000%, 6/01/44 12/29 at 100.00 AAA 1,080,150
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 AAA 4,387,040
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 AAA 5,400,750
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,287,100
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,399,050
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 9,107,325
Total Utilities 103,804,986
Total Municipal Bonds
(cost $579,816,844) 562,953,572
Shares Description (1) Value
X 26,961,300 COMMON STOCKS - 4.5%
X 26,961,300
Independent Power and Renewable Electricity Producers - 4.5%
350,634 Energy Harbor Corp (6),(7) $ 26,961,300
Total Independent Power and Renewable Electricity Producers 26,961,300
Total Common Stocks
(cost $9,249,818) 26,961,300
Total Long-Term Investments
(cost $589,066,662) 589,914,872
Other Assets & Liabilities, Net - 2.1% 12,659,046
Net Assets - 100% $ 602,573,918
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.750%, 12/01/23. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.

(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments May 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.6%
X 86,694,012 MUNICIPAL BONDS - 99.7%
X 86,694,012
Consumer Discretionary - 0.4%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC+ $ 95,783
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
7/23 at 100.00 B1 250,558
Total Consumer Discretionary 346,341
Education and Civic Organizations - 7.7%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,003,070
1,300 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,263,587
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 410,542
500 4.000%, 3/15/40 3/30 at 100.00 BBB 437,185
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,176,252
1,175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,047,959
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 360,655
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 352,650
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 294,982
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 352,520
Total Education and Civic Organizations 6,699,402
Health Care - 21.5%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call BBB+ 166,303
190 5.000%, 7/01/31 No Opt. Call BBB+ 208,101
4,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 4,711,108
8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 BBB+ 8,345,736
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+ 974,400
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,026,600
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 A+ 1,858,280
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Series 2015, 5.000%, 12/01/23
No Opt. Call A+ 251,695
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 A- 1,011,190
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 175,617
Total Health Care 18,729,030

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 23.1%
$ 2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
7/23 at 100.00 N/R $ 1,949,000
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
7/23 at 100.00 A 2,000,920
430 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
7/23 at 100.00 AA+ 430,219
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA+ 1,962,671
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
750 4.000%, 11/01/47 11/26 at 100.00 AA+ 685,575
1,500 4.150%, 5/01/55 11/26 at 100.00 AA+ 1,366,845
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA+ 2,071,737
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (4)
11/27 at 100.00 AA+ 1,890,040
4,520 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA+ 3,392,260
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 AA+ 2,075,060
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,233,775
Total Housing/Multifamily 20,058,102
Long-Term Care - 15.6%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%,
3/01/30
7/23 at 100.00 N/R 421,990
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 99,378
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,365,580
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
7/23 at 102.00 N/R 1,727,640
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R 353,765
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 1,711,040
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 1,765,400
1,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 A 1,505,296
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 515,960
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 BBB- 412,015
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 BBB- 499,915
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ 752,580
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 734,210
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
7/23 at 102.00 N/R 1,669,300
Total Long-Term Care 13,534,069

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 24.1%
$ 10,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49
6/29 at 47.10 AA $ 2,899,200
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,317,327
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,498,345
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ 1,230,475
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
7/23 at 100.00 A2 676,168
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 843,696
500 5.000%, 11/15/31 11/26 at 100.00 A+ 527,145
550 5.000%, 11/15/32 11/26 at 100.00 A+ 579,491
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 A+ 666,735
500 5.000%, 11/15/34 11/26 at 100.00 A+ 526,475
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,046,640
500 5.000%, 11/15/36 11/26 at 100.00 A+ 523,485
450 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
7/23 at 100.00 AAA 453,029
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call AAA 2,188,666
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 7/23 at 100.00 Baa2 121,335
125 5.000%, 10/01/28 - FGIC Insured 7/23 at 100.00 Baa2 126,429
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 409,251
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,050,540
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 525,270
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call AA 719,381
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,662,554
1,945 0.000%, 12/15/31 No Opt. Call AA 1,396,860
Total Tax Obligation/Limited 20,988,497
U.S. Guaranteed - 2.0% (5)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call AA 201,014
810 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%,
8/15/34, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 812,786
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 537,975
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 10,371
130 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 130,397
Total U.S. Guaranteed 1,692,543

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 5.3%
$ 995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R $ 10
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23 (6)
No Opt. Call N/R 8
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 10
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 2
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
7/23 at 100.00 AA 578,870
580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 580,006
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
7/23 at 100.00 AA 795,317
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
7/23 at 100.00 AA 307,053
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 673,218
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 128,383
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 185,594
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 245,605
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
7/23 at 100.00 CC 1,151,952
Total Utilities 4,646,028
Total Municipal Bonds
(cost $95,179,639) 86,694,012
Shares Description (1) Value
X 7,761,887 COMMON STOCKS - 8.9%
X 7,761,887
Independent Power and Renewable Electricity Producers - 8.9%
100,944 Energy Harbor Corp (7),(8) $ 7,761,887
Total Independent Power and Renewable Electricity Producers 7,761,887
Total Common Stocks
(cost $2,869,331) 7,761,887
Total Long-Term Investments
(cost $98,048,970) 94,455,899
Floating Rate Obligations - (9.2)%   (8,020,000)
Other Assets & Liabilities, Net - 0.6% 505,656
Net Assets - 100% $ 86,941,555
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2023

(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation
Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refund-ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp.
(“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2023 Kansas Kentucky Michigan Missouri Ohio
ASSETS
Long-term investments, at value
†
$ 229,133,588 $ 285,379,448 $ 294,643,918 $ 528,601,988 $ 589,914,872
Cash – – – – 10,071,471
Receivables:
Interest 2,911,949 3,690,542 2,920,273 5,982,828 9,731,905
Investments sold 240,000 – – 3,094,856 285,000
Shares sold 137,782 190,082 209,147 130,338 675,613
Other assets 18,683 127,044 76,509 91,270 157,721
Total assets 232,442,002 289,387,116 297,849,847 537,901,280 610,836,582
LIABILITIES
Cash overdraft 1,683,469 461,308 212,417 1,050,015 –
Floating rate obligations – 22,650,000 – – –
Payables:
Dividends 76,294 55,453 114,562 282,566 267,606
Interest – 312,315 601 – –
Investments purchased - regular settlement – – – 1,485,765 —
Investments purchased - when-issued/delayed-delivery settlement – – – 1,491,769 6,424,388
Shares redeemed 210,236 281,864 536,751 923,403 950,242
Accrued expenses:
Custodian fees 31,879 34,236 34,793 59,568 58,410
Management fees 99,385 113,861 126,984 229,074 253,217
Trustees fees 6,597 106,848 60,106 71,714 142,207
Professional fees 6,574 7,960 7,714 15,846 17,017
Shareholder reporting expenses 12,982 13,155 14,513 17,644 22,166
Shareholder servicing agent fees 21,321 22,364 43,305 37,234 64,987
12b-1 distribution and service fees 29,570 37,504 21,969 60,252 57,183
Other 3,879 3,430 3,654 7,169 5,241
Total liabilities 2,182,186 24,100,298 1,177,369 5,732,019 8,262,664
Commitments and contingencies
(1)
Net assets $ 230,259,816 $ 265,286,818 $ 296,672,478 $ 532,169,261 $ 602,573,918
NET ASSETS CONSIST OF:
Paid-in capital $ 250,367,867 $ 294,136,692 $ 322,563,179 $ 577,773,733 $ 624,938,673
Total distributable earnings (loss) (20,108,051) (28,849,874) (25,890,701) (45,604,472) (22,364,755)
Net assets 230,259,816 265,286,818 296,672,478 532,169,261 602,573,918
†
Long-term investments, cost $ 239,791,683 $ 300,188,174 $ 301,741,892 $ 543,313,893 $ 589,066,662

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

May 31, 2023 Wisconsin
ASSETS
Long-term investments, at value
†
$ 94,455,899
Receivables:
Interest 1,159,472
Investments sold 230,000
Shares sold 1,914
Other assets 13,134
Total assets 95,860,419
LIABILITIES
Cash overdraft 638,123
Floating rate obligations 8,020,000
Payables:
Dividends 14,499
Interest 70,484
Shares redeemed 75,274
Accrued expenses:
Custodian fees 21,484
Management fees 38,056
Trustees fees 1,310
Professional fees 2,739
Shareholder reporting expenses 9,279
Shareholder servicing agent fees 11,490
12b-1 distribution and service fees 13,491
Other 2,635
Total liabilities 8,918,864
Commitments and contingencies
(1)
Net assets $ 86,941,555
NET ASSETS CONSIST OF:
Paid-in capital $ 99,344,405
Total distributable earnings (loss) (12,402,850)
Net assets 86,941,555
†
Long-term investments, cost $ 98,048,970
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Kansas Kentucky Michigan Missouri Ohio
CLASS A:
Net assets $ 135,823,855 $ 198,452,926 $ 96,194,475 $ 287,432,529 $ 278,832,621
Shares outstanding 13,737,662 20,341,884 9,123,363 27,708,777 25,802,778
Net asset value ("NAV") per share $ 9.89 $ 9.76 $ 10.54 $ 10.37 $ 10.81
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.32 $ 10.19 $ 11.00 $ 10.82 $ 11.28
CLASS C:
Net assets $ 7,252,719 $ 4,002,743 $ 6,322,833 $ 12,617,281 $ 11,185,644
Shares outstanding 735,217 410,521 601,502 1,221,134 1,041,031
NAV and offering price per share $ 9.86 $ 9.75 $ 10.51 $ 10.33 $ 10.74
CLASS I:
Net assets $ 87,183,242 $ 62,831,149 $ 194,155,170 $ 232,119,451 $ 312,555,653
Shares outstanding 8,791,479 6,451,550 18,446,532 22,413,166 29,033,668
NAV and offering price per share $ 9.92 $ 9.74 $ 10.53 $ 10.36 $ 10.77
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Wisconsin
CLASS A:
Net assets $ 53,675,768
Shares outstanding 5,543,473
Net asset value ("NAV") per share $ 9.68
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.10
CLASS C:
Net assets $ 4,919,989
Shares outstanding 508,212
NAV and offering price per share $ 9.68
CLASS I:
Net assets $ 28,345,798
Shares outstanding 2,924,779
NAV and offering price per share $ 9.69
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2023 Kansas Kentucky Michigan Missouri
INVESTMENT INCOME
Interest $ 7,815,038 $ 10,861,946 $ 9,791,591 $ 22,053,261
Total investment income 7,815,038 10,861,946 9,791,591 22,053,261
EXPENSES
– – – –
Management fees 1,204,398 1,448,181 1,473,451 2,900,304
12b-1 service fees - Class A 285,310 430,095 208,985 608,366
12b-1 distribution and service fees - Class C 85,172 55,546 70,315 148,795
Shareholder servicing agent fees 84,709 87,650 149,278 161,428
Interest expense 16,404 724,851 123,713 21,502
Trustees fees 8,810 10,618 10,769 21,161
Custodian expenses, net 34,851 38,424 41,179 77,073
Federal and state registration fees 6,188 6,150 10,057 9,187
Professional fees 59,219 64,297 63,305 83,290
Shareholder reporting expenses 24,384 22,816 27,331 32,984
Other 6,744 6,846 7,261 12,240
Total expenses 1,816,189 2,895,474 2,185,644 4,076,330
Net investment income (loss) 5,998,849 7,966,472 7,605,947 17,976,931
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,741,904) (6,402,726) (17,315,470) (17,515,641)
Net realized gain (loss) (2,741,904) (6,402,726) (17,315,470) (17,515,641)
Change in unrealized appreciation (depreciation) on:
Investments (4,412,896) (7,471,113) 5,812,797 (7,135,225)
Change in net unrealized appreciation (depreciation) (4,412,896) (7,471,113) 5,812,797 (7,135,225)
Net realized and unrealized gain (loss) (7,154,800) (13,873,839) (11,502,673) (24,650,866)
Net increase (decrease) in net assets from operations $ (1,155,951) $ (5,907,367) $ (3,896,726) $ (6,673,935)

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended May 31, 2023 Ohio Wisconsin
INVESTMENT INCOME
Interest $ 19,590,058 $ 4,304,662
Total investment income 19,590,058 4,304,662
EXPENSES
– –
Management fees 3,051,506 515,461
12b-1 service fees - Class A 574,200 119,615
12b-1 distribution and service fees - Class C 126,099 56,794
Shareholder servicing agent fees 262,233 44,078
Interest expense 29,349 248,543
Trustees fees 22,967 3,724
Custodian expenses, net 71,764 26,027
Federal and state registration fees 6,150 9,302
Professional fees 86,219 49,483
Shareholder reporting expenses 42,011 15,651
Other 11,180 5,178
Total expenses 4,283,678 1,093,856
Net investment income (loss) 15,306,380 3,210,806
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (18,184,661) (3,400,636)
Net realized gain (loss) (18,184,661) (3,400,636)
Change in unrealized appreciation (depreciation) on:
Investments (853,060) (2,955,892)
Change in net unrealized appreciation (depreciation) (853,060) (2,955,892)
Net realized and unrealized gain (loss) (19,037,721) (6,356,528)
Net increase (decrease) in net assets from operations $ (3,731,341) $ (3,145,722)

Statement of Changes in Net Assets
See Notes to Financial Statements

Kansas Kentucky
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 5,998,849 $ 6,776,710 $ 7,966,472 $ 9,193,078
Net realized gain (loss) (2,741,904) (301,579) (6,402,726) (1,768,104)
Change in net unrealized appreciation (depreciation) (4,412,896) (20,734,413) (7,471,113) (35,456,305)
Net increase (decrease) in net assets from operations (1,155,951) (14,259,282) (5,907,367) (28,031,331)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (3,286,845) (3,961,204) (5,689,605) (6,752,136)
Class C (128,281) (153,965) (102,672) (139,317)
Class I (2,252,089) (2,413,868) (1,999,048) (2,554,965)
Decrease in net assets from distributions to shareholders (5,667,215) (6,529,037) (7,791,325) (9,446,418)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 47,525,446 40,652,981 24,815,490 54,326,792
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,694,386 5,452,341 7,037,178 8,483,351
52,219,832 46,105,322 31,852,668 62,810,143
Cost of shares redeemed (73,738,907) (74,253,954) (83,210,226) (73,969,239)
Net increase (decrease) in net assets from Fund share transactions (21,519,075) (28,148,632) (51,357,558) (11,159,096)
Net increase (decrease) in net assets (28,342,241) (48,936,951) (65,056,250) (48,636,845)
Net assets at the beginning of period 258,602,057 307,539,008 330,343,068 378,979,913
Net assets at the end of period $ 230,259,816 $ 258,602,057 $ 265,286,818 $ 330,343,068

See Notes to Financial Statements

Michigan Missouri
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 7,605,947 $ 7,101,254 $ 17,976,931 $ 17,780,519
Net realized gain (loss) (17,315,470) (1,402,560) (17,515,641) (9,423,575)
Change in net unrealized appreciation (depreciation) 5,812,797 (34,785,075) (7,135,225) (56,392,033)
Net increase (decrease) in net assets from operations (3,896,726) (29,086,381) (6,673,935) (48,035,089)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (2,349,643) (2,745,571) (8,598,507) (8,862,121)
Class C (101,629) (115,578) (300,369) (324,148)
Class I (4,582,170) (4,333,647) (7,925,723) (8,520,982)
Decrease in net assets from distributions to shareholders (7,033,442) (7,194,796) (16,824,599) (17,707,251)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 144,987,104 107,799,572 134,500,485 156,826,725
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,766,385 6,087,425 13,155,981 13,596,302
150,753,489 113,886,997 147,656,466 170,423,027
Cost of shares redeemed (155,275,013) (115,149,635) (256,834,680) (182,169,142)
Net increase (decrease) in net assets from Fund share transactions (4,521,524) (1,262,638) (109,178,214) (11,746,115)
Net increase (decrease) in net assets (15,451,692) (37,543,815) (132,676,748) (77,488,455)
Net assets at the beginning of period 312,124,170 349,667,985 664,846,009 742,334,464
Net assets at the end of period $ 296,672,478 $ 312,124,170 $ 532,169,261 $ 664,846,009

See Notes to Financial Statements

Ohio Wisconsin
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 15,306,380 $ 15,441,985 $ 3,210,806 $ 4,102,207
Net realized gain (loss) (18,184,661) (4,925,877) (3,400,636) (354,568)
Change in net unrealized appreciation (depreciation) (853,060) (51,235,062) (2,955,892) (10,115,830)
Net increase (decrease) in net assets from operations (3,731,341) (40,718,954) (3,145,722) (6,368,191)
DISTRIBUTIONS TO SHAREHOLDERS
(1)
Dividends:
Class A (6,552,912) (6,868,034) (1,978,565) (2,340,989)
Class C (186,099) (202,943) (143,094) (167,017)
Class I (7,972,219) (8,017,469) (1,269,054) (1,698,955)
Decrease in net assets from distributions to shareholders (14,711,230) (15,088,446) (3,390,713) (4,206,961)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 180,741,076 152,881,588 916,027 1,788,350
Proceeds from shares issued to shareholders due to reinvestment of distributions 11,565,065 11,761,771 3,108,173 3,767,489
192,306,141 164,643,359 4,024,200 5,555,839
Cost of shares redeemed (239,097,055) (187,619,410) (34,613,276) (17,336,511)
Net increase (decrease) in net assets from Fund share transactions (46,790,914) (22,976,051) (30,589,076) (11,780,672)
Net increase (decrease) in net assets (65,233,485) (78,783,451) (37,125,511) (22,355,824)
Net assets at the beginning of period 667,807,403 746,590,854 124,067,066 146,422,890
Net assets at the end of period $ 602,573,918 $ 667,807,403 $ 86,941,555 $ 124,067,066
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds. During the year ended May
31, 2022, there were no distributions from Class C2 Shares.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Kansas
Class
A
5/31/23
$ 10.14 $ 0.24 $ (0.26) $ (0.02) $ (0.23) $ — $ (0.23) $ 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
5/31/21
10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
5/31/20
10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
5/31/19
10.56 0.35 0.16 0.51 (0.33) — (0.33) 10.74
Class
C
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
5/31/21
10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
5/31/20
10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
5/31/19
10.54 0.26 0.17 0.43 (0.25) — (0.25) 10.72
Class
I
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
5/31/21
10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
5/31/20
10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
5/31/19
10.60 0.37 0.17 0.54 (0.36) — (0.36) 10.78
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .18 ) % $ 135,824 0 .81% 0 .80% 2 .46% 15%
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
0 .80 176,030 0 .82 0 .79 2 .79 21
4 .96 163,340 0 .89 0 .82 3 .28 15
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
( 0 .09 ) 12,261 1 .62 1 .59 1 .99 21
4 .13 12,340 1 .69 1 .62 2 .48 15
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6
1 .02 82,558 0 .62 0 .59 2 .98 21
5 .17 67,936 0 .69 0 .62 3 .46 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Kentucky
Class
A
5/31/23
$ 10.17 $ 0.27 $ (0.42) $ (0.15) $ (0.26) $ — $ (0.26) $ 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
5/31/21
10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
5/31/20
10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
5/31/19
10.64 0.32 0.28 0.60 (0.32) — (0.32) 10.92
Class
C
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
5/31/21
10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
5/31/20
10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
5/31/19
10.64 0.23 0.28 0.51 (0.23) — (0.23) 10.92
Class
I
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
5/31/21
10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
5/31/20
10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
5/31/19
10.64 0.34 0.27 0.61 (0.34) — (0.34) 10.91
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .45 ) % $ 198,453 1 .03% 0 .78% 2 .72% 10%
( 7 .25 ) 242,580 0 .83 0 .77 2 .41 16
5 .73 279,307 0 .83 0 .77 2 .67 5
2 .55 261,330 0 .93 0 .78 2 .78 13
5 .74 270,776 0 .97 0 .79 2 .97 25
( 2 .32 ) 4,003 1 .83 1 .58 1 .87 10
( 8 .01 ) 7,048 1 .63 1 .57 1 .60 16
4 .88 8,607 1 .63 1 .57 1 .87 5
1 .73 7,584 1 .73 1 .58 1 .98 13
4 .91 7,232 1 .77 1 .59 2 .17 25
( 1 .33 ) 62,831 0 .83 0 .58 2 .88 10
( 7 .05 ) 80,715 0 .63 0 .57 2 .60 16
5 .94 90,506 0 .63 0 .57 2 .87 5
2 .77 72,550 0 .73 0 .58 2 .98 13
5 .89 56,021 0 .76 0 .58 3 .17 25

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Michigan
Class
A
5/31/23
$ 10.93 $ 0.26 $ (0.41) $ (0.15) $ (0.24) $ — $ (0.24) $ 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
5/31/21
11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
5/31/20
11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
5/31/19
11.35 0.30 0.31 0.61 (0.29) — (0.29) 11.67
Class
C
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
5/31/21
11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
5/31/20
11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
5/31/19
11.31 0.21 0.31 0.52 (0.20) — (0.20) 11.63
Class
I
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
5/31/21
11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
5/31/20
11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
5/31/19
11.33 0.32 0.32 0.64 (0.32) — (0.32) 11.65
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .36 ) % $ 96,194 0 .84% 0 .80% 2 .47% 34%
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .66 120,780 0 .83 0 .80 2 .46 10
5 .49 116,693 0 .86 0 .82 2 .66 16
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
3 .84 10,443 1 .63 1 .60 1 .66 10
4 .67 10,199 1 .66 1 .62 1 .85 16
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4
4 .88 148,589 0 .63 0 .60 2 .66 10
5 .72 123,326 0 .66 0 .62 2 .85 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Missouri
Class
A
5/31/23
$ 10.75 $ 0.32 $ (0.40) $ (0.08) $ (0.30) $ — $ (0.30) $ 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
5/31/21
11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
5/31/20
11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
5/31/19
11.19 0.36 0.27 0.63 (0.37) — (0.37) 11.45
Class
C
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
5/31/21
11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
5/31/20
11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
5/31/19
11.14 0.27 0.27 0.54 (0.28) — (0.28) 11.40
Class
I
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
5/31/21
11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
5/31/20
11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
5/31/19
11.18 0.39 0.26 0.65 (0.40) — (0.40) 11.43
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .75 ) % $ 287,433 0 .77% 0 .77% 3 .03% 25%
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
3 .00 311,195 0 .77 0 .77 2 .82 11
5 .69 267,631 0 .78 0 .78 3 .26 17
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
2 .08 22,911 1 .57 1 .57 2 .02 11
4 .96 19,534 1 .58 1 .58 2 .46 17
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5
3 .22 294,393 0 .57 0 .57 3 .02 11
5 .93 259,964 0 .58 0 .58 3 .46 17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Ohio
Class
A
5/31/23
$ 11.10 $ 0.26 $ (0.30) $ (0.04) $ (0.25) $ — $ (0.25) $ 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
5/31/21
11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
5/31/20
11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
5/31/19
11.29 0.33 0.32 0.65 (0.32) — (0.32) 11.62
Class
C
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
5/31/21
11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
5/31/20
11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
5/31/19
11.22 0.23 0.33 0.56 (0.23) — (0.23) 11.55
Class
I
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
5/31/21
11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
5/31/20
11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
5/31/19
11.24 0.35 0.32 0.67 (0.33) — (0.33) 11.58
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
( 0 .35 ) % $ 278,833 0 .77% 0 .77% 2 .38% 29%
( 5 .36 ) 309,710 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 2 .18 6
5 .35 342,227 0 .78 0 .77 2 .57 13
5 .84 321,256 0 .79 0 .79 2 .89 13
( 1 .17 ) 11,186 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .39 6
4 .52 19,914 1 .58 1 .57 1 .77 13
5 .02 20,574 1 .59 1 .59 2 .09 13
( 0 .07 ) 312,556 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 2 .38 6
5 .59 308,803 0 .58 0 .57 2 .77 13
6 .12 272,612 0 .59 0 .59 3 .09 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
Net Asset
Value
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Wisconsin
Class
A
5/31/23
$ 10.24 $ 0.31 $ (0.54) $ (0.23) $ (0.33) $ — $ (0.33) $ 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
5/31/21
10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
5/31/20
10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
5/31/19
10.48 0.33 0.32 0.65 (0.34) — (0.34) 10.79
Class
C
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
5/31/21
10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
5/31/20
10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
5/31/19
10.48 0.24 0.32 0.56 (0.25) — (0.25) 10.79
Class
I
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
5/31/21
10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
5/31/20
10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
5/31/19
10.50 0.35 0.32 0.67 (0.36) — (0.36) 10.81
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 2 .27 ) % $ 53,676 1 .10% 0 .86% 3 .14% 3%
( 4 .71 ) 70,472 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 2 .97 6
1 .93 82,985 0 .93 0 .84 2 .85 23
6 .29 77,040 0 .93 0 .88 3 .11 26
( 3 .04 ) 4,920 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 2 .17 6
1 .11 9,205 1 .73 1 .64 2 .05 23
5 .45 8,690 1 .73 1 .68 2 .31 26
( 2 .05 ) 28,346 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 3 .17 6
2 .03 61,377 0 .73 0 .64 3 .04 23
6 .52 69,305 0 .73 0 .68 3 .32 26

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
 The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Fund Closure:
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain
Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Fund
Gross
Custodian Fee
Credits
Kansas
$ 7,620
Kentucky
6,841
Michigan
6,457
Missouri
8,922
Ohio
8,861
Wisconsin
706

Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rule Issuance:
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 222,234,287 $ – $ 222,234,287
Common Stocks – 6,899,301 – 6,899,301
Total $ – $ 229,133,588 $ – $ 229,133,588
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 285,379,448 $ – $ 285,379,448
Total $ – $ 285,379,448 $ – $ 285,379,448
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 294,643,918 $ – $ 294,643,918
Total $ – $ 294,643,918 $ – $ 294,643,918

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 528,601,988 $ – $ 528,601,988
Total $ – $ 528,601,988 $ – $ 528,601,988
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 562,953,572 $ – $ 562,953,572
Common Stocks – 26,961,300 – 26,961,300
Total $ – $ 589,914,872 $ – $ 589,914,872
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 86,694,012 $ – $ 86,694,012
Common Stocks – 7,761,887 – 7,761,887
Total $ – $ 94,455,899 $ – $ 94,455,899

Notes to Financial Statements
(continued)
borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
22,650,000 — 22,650,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
25,840,986 2.76
Michigan
5,830,959 1.87
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 2.87

beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases & Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives:
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds'
investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
22,650,000 — 22,650,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Purchases
Sales and
Maturities
Kansas
$ 35,708,628 $ 58,072,236
Kentucky
31,067,557 88,878,528
Michigan
100,666,954 122,562,592
Missouri
145,326,171 247,302,488
Ohio
175,211,633 220,230,816
Wisconsin
3,504,500 33,649,491

Notes to Financial Statements
(continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/23
Year Ended
5/31/22
Kansas Shares Amount Shares Amount
Subscriptions:
Class A 2,046,878 $20,316,293 1,381,340 $14,751,259
Class A - automatic conversion of Class C 44,035 435,392 — —
Class A - automatic conversion of Class C2
(1)
— — 130,030 1,414,733
Class C 54,587 535,171 100,792 1,087,295
Class I 2,634,176 26,238,590 2,182,707 23,399,694
Total subscriptions 4,779,676 47,525,446 3,794,869 40,652,981
Reinvestments of distributions:
Class A 284,571 2,815,548 328,973 3,501,037
Class C 12,166 120,102 13,767 146,200
Class I 177,144 1,758,736 169,243 1,805,104
Total reinvestments of distributions 473,881 4,694,386 511,983 5,452,341
Redemptions:
Class A (3,745,102) (36,944,178) (4,570,894) (47,599,210)
Class C (265,357) (2,593,917) (284,156) (3,009,212)
Class C - automatic conversion to Class A (44,124) (435,392) — —
Class C2 - automatic conversion to Class A
(1)
— — (130,150) (1,414,733)
Class I (3,402,586) (33,765,420) (2,111,528) (22,230,799)
Total redemptions (7,457,169) (73,738,907) (7,096,728) (74,253,954)
Net increase (decrease) (2,203,612) $(21,519,075) (2,789,876) $(28,148,632)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
Kentucky Shares Amount Shares Amount
Subscriptions:
Class A 1,072,128 $10,561,794 2,198,558 $24,124,216
Class A - automatic conversion of Class C 1,835 17,966 — —
Class A - automatic conversion of Class C2
(1)
— — 49,796 560,216
Class C 13,726 135,266 134,446 1,486,430
Class I 1,437,210 14,100,464 2,577,025 28,155,930
Total subscriptions 2,524,899 24,815,490 4,959,825 54,326,792
Reinvestments of distributions:
Class A 536,269 5,241,292 568,443 6,190,846
Class C 10,290 100,514 12,343 134,511
Class I 173,760 1,695,372 198,429 2,157,994
Total reinvestments of distributions 720,319 7,037,178 779,215 8,483,351
Redemptions:
Class A (5,117,475) (49,998,156) (3,812,223) (40,703,998)
Class C (304,826) (2,990,326) (219,602) (2,366,002)
Class C - automatic conversion to Class A (1,835) (17,966) — —
Class C2 - automatic conversion to Class A
(1)
— — (49,752) (560,216)
Class I (3,106,012) (30,203,778) (2,888,807) (30,339,023)
Total redemptions (8,530,148) (83,210,226) (6,970,384) (73,969,239)
Net increase (decrease) (5,284,930) $(51,357,558) (1,231,344) $(11,159,096)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
5/31/23
Year Ended
5/31/22
Michigan Shares Amount Shares Amount
Subscriptions:
Class A 1,249,469 $13,227,046 1,205,290 $14,286,873
Class A - automatic conversion of Class C 1,650 17,562 69 770
Class A - automatic conversion of Class C2
(1)
— — 49,540 599,931
Class C 47,102 493,919 170,506 2,033,475
Class I 12,456,325 131,248,577 7,835,124 90,878,523
Total subscriptions 13,754,546 144,987,104 9,260,529 107,799,572
Reinvestments of distributions:
Class A 176,670 1,865,005 180,615 2,116,940
Class C 8,779 92,400 8,502 99,431
Class I 361,118 3,808,980 331,034 3,871,054
Total reinvestments of distributions 546,567 5,766,385 520,151 6,087,425
Redemptions:
Class A (3,041,940) (32,166,187) (2,984,919) (34,345,078)
Class C (264,980) (2,802,487) (233,019) (2,705,240)
Class C - automatic conversion to Class A (1,655) (17,562) (69) (770)
Class C2 - automatic conversion to Class A
(1)
— — (49,622) (599,931)
Class I (11,400,630) (120,288,777) (6,878,721) (77,498,616)
Total redemptions (14,709,205) (155,275,013) (10,146,350) (115,149,635)
Net increase (decrease) (408,092) $(4,521,524) (365,670) $(1,262,638)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
Missouri Shares Amount Shares Amount
Subscriptions:
Class A 4,826,950 $49,987,401 5,183,527 $59,429,637
Class A - automatic conversion of Class C 173 1,811 73 818
Class A - automatic conversion of Class C2
(1)
— — 38,569 452,797
Class C 154,321 1,600,108 149,480 1,706,681
Class I 8,011,529 82,911,165 8,434,401 95,236,792
Total subscriptions 12,992,973 134,500,485 13,806,050 156,826,725
Reinvestments of distributions:
Class A 780,974 8,111,174 733,166 8,364,928
Class C 28,105 290,734 27,083 308,241
Class I 458,604 4,754,073 432,225 4,923,133
Total reinvestments of distributions 1,267,683 13,155,981 1,192,474 13,596,302
Redemptions:
Class A (9,523,052) (99,108,247) (7,130,962) (79,054,935)
Class C (653,517) (6,741,173) (491,781) (5,496,765)
Class C - automatic conversion to Class A (174) (1,811) (74) (818)
Class C2 - automatic conversion to Class A
(1)
— — (38,700) (452,797)
Class I (14,623,739) (150,983,449) (8,786,554) (97,163,827)
Total redemptions (24,800,482) (256,834,680) (16,448,071) (182,169,142)
Net increase (decrease) (10,539,826) $(109,178,214) (1,449,547) $(11,746,115)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Year Ended
5/31/23
Year Ended
5/31/22
Ohio Shares Amount Shares Amount
Subscriptions:
Class A 5,629,720 $60,709,199 4,635,487 $53,608,704
Class A - automatic conversion of Class C 1,443 15,757 689 7,766
Class A - automatic conversion of Class C2
(1)
— — 93,782 1,124,456
Class C 80,085 864,215 173,273 2,042,820
Class I 11,010,014 119,151,905 8,295,060 96,097,842
Total subscriptions 16,721,262 180,741,076 13,198,291 152,881,588
Reinvestments of distributions:
Class A 509,262 5,512,789 496,244 5,808,086
Class C 15,852 170,589 15,712 183,060
Class I 545,443 5,881,687 495,401 5,770,625
Total reinvestments of distributions 1,070,557 11,565,065 1,007,357 11,761,771
Redemptions:
Class A (8,251,846) (88,670,754) (7,875,458) (90,440,385)
Class C (376,765) (4,069,852) (447,191) (5,157,864)
Class C - automatic conversion to Class A (1,452) (15,757) (693) (7,766)
Class C2 - automatic conversion to Class A
(1)
— — (94,096) (1,124,456)
Class I (13,598,340) (146,340,692) (7,994,283) (90,888,939)
Total redemptions (22,228,403) (239,097,055) (16,411,721) (187,619,410)
Net increase (decrease) (4,436,584) $(46,790,914) (2,206,073) $(22,976,051)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/23
Year Ended
5/31/22
Wisconsin Shares Amount Shares Amount
Subscriptions:
Class A 57,293 $566,423 21,332 $225,235
Class A - automatic conversion of Class C 7,456 70,822 — —
Class A - automatic conversion of Class C2
(1)
— — 34,644 384,547
Class C 10,614 104,151 1 8
Class I 17,745 174,631 106,204 1,178,560
Total subscriptions 93,108 916,027 162,181 1,788,350
Reinvestments of distributions:
Class A 196,880 1,927,005 209,608 2,282,020
Class C 14,505 141,923 15,208 165,572
Class I 106,140 1,039,245 121,078 1,319,897
Total reinvestments of distributions 317,525 3,108,173 345,894 3,767,489
Redemptions:
Class A (1,601,386) (15,505,050) (754,660) (8,058,217)
Class C (183,932) (1,816,036) (87,906) (950,884)
Class C - automatic conversion to Class A (7,456) (70,822) — —
Class C2 - automatic conversion to Class A
(1)
— — (34,644) (384,547)
Class I (1,754,219) (17,221,368) (736,443) (7,942,863)
Total redemptions (3,546,993) (34,613,276) (1,613,653) (17,336,511)
Net increase (decrease) (3,136,360) $(30,589,076) (1,105,578) $(11,780,672)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 239,517,616 $ 5,122,262 $ (15,506,290) $ (10,384,028)
Kentucky
277,520,116 669,327 (15,459,891) (14,790,564)
Michigan
302,819,861 1,736,607 (9,912,550) (8,175,943)
Missouri
543,139,318 3,803,567 (18,340,897) (14,537,330)
Ohio
589,650,891 21,274,542 (21,010,561) 263,981
Wisconsin
90,028,991 5,319,114 (8,912,188) (3,593,074)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 592,628 $ 20,515 $ — $ (10,384,028) $ (9,869,630) $ — $ (467,536) $ (20,108,051)
Kentucky
512,726 — — (14,790,564) (13,966,170) — (605,866) (28,849,874)
Michigan
888,601 — — (8,175,943) (17,907,499) — (695,860) (25,890,701)
Missouri
2,060,851 — — (14,537,330) (31,687,871) — (1,440,122) (45,604,472)
Ohio
1,510,020 — — 263,981 (22,835,316) — (1,303,440) (22,364,755)
Wisconsin
370,091 — — (3,593,074) (8,930,731) — (249,136) (12,402,850)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2023 through May 31, 2023 and paid on June 1, 2023.
5/31/23 5/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Kansas
$ 5,622,268 $ 44,947 $ — $ 6,507,737 $ 21,300 $ —
Kentucky
7,791,325 — — 9,446,418 — —
Michigan
7,033,442 — — 7,033,018 32,329 129,449
Missouri
16,784,244 40,355 — 17,446,335 260,916 —
Ohio
14,711,230 — — 14,661,367 — 427,079
Wisconsin
3,390,713 — — 4,206,961 — —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2023, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
Kansas
$ 4,601,824 $ 5,267,806 $ 9,869,630
Kentucky
5,383,331 8,582,839 13,966,170
Michigan
3,725,076 14,182,423 17,907,499
Missouri
12,265,717 19,422,154 31,687,871
Ohio
9,045,702 13,789,614 22,835,316
Wisconsin
2,820,859 6,109,872 8,930,731
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

The Adviser has agreed to waive fees and/or reimburse expenses for Ohio so that total annual Fund operating expenses, (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
Kansas
0 .1597%
Kentucky
0 .1597%
Michigan
0 .1597%
Missouri
0 .1703%
Ohio
0 .1633%
Wisconsin
0 .1597%
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
1,011,830 1,106,310 (94,370)
Michigan
28,866,324 28,911,052 (2,815,353)
Missouri
21,265,347 28,197,685 (2,339,070)
Ohio
18,283,625 18,193,811 (2,004,271)
Wisconsin
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Kansas
$ 98,758 $ 93,325
Kentucky
45,622 41,913
Michigan
37,359 36,169
Missouri
224,732 212,537
Ohio
198,565 190,864
Wisconsin
26 26

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
Fund
Commission
Advances
(Unaudited)
Kansas
$ 61,486
Kentucky
19,013
Michigan
29,403
Missouri
139,117
Ohio
148,228
Wisconsin
1,066
Fund
12b-1 Fees
Retained
(Unaudited)
Kansas
$ 3,469
Kentucky
3,333
Michigan
—
Missouri
13,430
Ohio
13,479
Wisconsin
3,447
Fund
CDSC
Retained
(Unaudited)
Kansas
$ 4,155
Kentucky
20,166
Michigan
981
Missouri
20,354
Ohio
39,274
Wisconsin
—

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Kansas
$ 6,598,291
Kentucky
10,694,721
Michigan
13,600,000
Missouri
10,200,000
Ohio
10,200,000
Wisconsin
5,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
26 $ 4,335,060 3.68%
Kentucky
12 4,371,576 5.43
Michigan
18 4,566,667 3.36
Missouri
18 3,947,416 4.06
Ohio
28 6,315,255 3.57
Wisconsin
63 2,814,636 4.36

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Kansas $ —
Kentucky —
Michigan —
Missouri —
Ohio —
Wisconsin —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Kansas Municipal Bond Fund (the “Kansas Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the first quartile of its Performance Peer
Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2023, the Fund outperformed its benchmark for the three-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Kentucky Municipal Bond Fund (the “Kentucky Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its
Performance Peer Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended March 31,
2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Michigan Municipal Bond Fund (the “Michigan Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the five-year period ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Missouri Municipal Bond Fund (the “Missouri Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance
Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-year period ended December 31, 2022.
Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31,
2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Ohio Municipal Bond Fund (the “Ohio Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund outperformed its benchmark for the one-year periods ended December 31, 2022 and March 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen Wisconsin Municipal Bond Fund (the “Wisconsin Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2022. The Fund further ranked in the second quartile of its Performance Peer Group for the one-year period ended
December 31, 2022 and first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-year period ended March 31, 2023, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer
Group for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory
Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Kansas Fund, the Kentucky Fund and the Michigan Fund each had a net management fee that was higher than the respective peer average, but a net total expense ratio that was below the respective peer average; (b) the
Missouri Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average; (c) the Ohio Fund had a net management fee and a net total expense ratio that were in line with the respective peer averages; and (d) the Wisconsin Fund had a net management fee that was higher than the peer average, but a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the permanent expense cap applicable to the Ohio Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
138
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
138
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
138

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
138
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
138
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
138
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
138

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
138
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
138
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
138
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Justin M. Pfaff
1981
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2023 Managing Director, Advisory Product, Nuveen (since 2016). Chartered Financial
Analyst.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director of Nuveen (since 2022); formerly, Vice President (2014-2022),
Chief Compliance Officer (2017-2022); Deputy Chief Compliance Officer (2014-
2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President (since 2022) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Senior Managing Director (2017-
2022); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); formerly, Vice President (2007-2021) and Secretary (2016-2021), of NWQ
Investment Management Company, LLC and Santa Barbara Asset Management,
LLC; Vice President and Secretary of Winslow Capital Management, LLC (since
2010); Executive Vice President (since 2023) and Secretary (since 2016) of Nuveen
Alternative Investments, LLC, formerly Senior Managing Director (2017-2023).
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds,
the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal
Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts;
has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since
2020); Vice President (since 2010) and Associate General Counsel (since 2019) of
Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS6-0523P 2956475-INV-Y-07/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Kansas Municipal Bond Fund	37,988	0	0	0
Nuveen Kentucky Municipal Bond Fund	37,988	0	0	0
Nuveen Missouri Municipal Bond Fund	37,988	0	0	0
Nuveen Michigan Municipal Bond Fund	37,988	0	0	0
Nuveen Ohio Municipal Bond Fund	37,988	0	0	0
Nuveen Wisconsin Municipal Bond Fund	37,988	0	0	0

Total	$227,928	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%
Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%
Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%
Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%
Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%
Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Kansas Municipal Bond Fund	35,975	0	15	0
Nuveen Kentucky Municipal Bond Fund	35,975	0	19	0
Nuveen Missouri Municipal Bond Fund	37,025	0	37	0
Nuveen Michigan Municipal Bond Fund	35,975	0	18	0
Nuveen Ohio Municipal Bond Fund	37,025	0	36	0
Nuveen Wisconsin Municipal Bond Fund	35,975	0	7	0

Total	$217,950	$0	$132	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Kansas Municipal Bond Fund	0%	0%	0%	0%
Nuveen Kentucky Municipal Bond Fund	0%	0%	0%	0%
Nuveen Missouri Municipal Bond Fund	0%	0%	0%	0%
Nuveen Michigan Municipal Bond Fund	0%	0%	0%	0%
Nuveen Ohio Municipal Bond Fund	0%	0%	0%	0%
Nuveen Wisconsin Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust IV	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Kansas Municipal Bond Fund	0	0	0	0
Nuveen Kentucky Municipal Bond Fund	0	0	0	0
Nuveen Missouri Municipal Bond Fund	0	0	0	0
Nuveen Michigan Municipal Bond Fund	0	0	0	0
Nuveen Ohio Municipal Bond Fund	0	0	0	0
Nuveen Wisconsin Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Kansas Municipal Bond Fund	15	0	0	15
Nuveen Kentucky Municipal Bond Fund	19	0	0	19
Nuveen Missouri Municipal Bond Fund	37	0	0	37
Nuveen Michigan Municipal Bond Fund	18	0	0	18
Nuveen Ohio Municipal Bond Fund	36	0	0	36
Nuveen Wisconsin Municipal Bond Fund	7	0	0	7

Total	$132	$0	$0	$132

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: August 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: August 3, 2023